 As filed with the Securities and Exchange Commission on March 1, 2005

Registration File Nos. 33-79124 and 811-8520

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-3

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. [__]	[_]
Post-Effective Amendment No. 11	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 14	[X]

(Check appropriate box or boxes.)

TIAA Separate Account VA-1

(Exact Name of Registrant)

Teacher's Insurance and Annuity Association of America

(Name of Insurance Company)

730 Third Avenue
New York, New York 10017

(Address of Insurance Company's Principal Executive Offices)

Insurance Company's Telephone Number, Including Area Code: (212) 490-9000

Name and Address of Agent for Service: Lisa Snow, Esquire Teachers Insurance and Annuity Association of America 730 Third Ave New York, New York 10017-3206	Copy to: Steven B. Boehm, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D. C. 20004-2415

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[_]	immediately upon filing pursuant to paragraph (b)
[_]	on (date) pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[X]	on May 1, 2005 pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[_]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title & Securities Being Registered: Interests in a separate account funding variable annuity contracts.

Prospectus - May 1, 2005

Individual Deferred Variable Annuities Funded Through
TIAA Separate Account VA-1 Of Teachers Insurance and Annuity Association of America

This prospectus tells you about an individual deferred variable annuity funded through TIAA Separate Account VA-1 of Teachers Insurance and Annuity Association of America (“TIAA”). Read it carefully before investing, and keep it for future reference.

IMPORTANT NOTE: TIAA has determined to temporarily suspend sales of its Teachers Personal Annuity contracts in those limited states where new contracts were being offered. Beginning May 22, 2003, TIAA has not been distributing new applications for the contracts. Existing contracts remain in effect and existing contractowners can continue to contribute money to their contracts.

TIAA Separate Account VA-1 (the “separate account”) is a segregated investment account of TIAA. The separate account provides individual variable annuities for employees of nonprofit institutions, including governmental institutions, organized in the United States. Its main purpose is to accumulate, invest, and then disburse funds for lifetime income or through other payment options. The separate account currently has only one investment portfolio, the Stock Index Account.

TIAA offers this variable annuity as part of the contract, which also has a fixed account. Whether the variable annuity is available to you is subject to approval by regulatory authorities in your state.

As with all variable annuities, your accumulation can increase or decrease depending on how well the underlying investments in the separate account do over time. TIAA does not guarantee the investment performance of the separate account, and you bear the entire investment risk.

More information about the separate account and the variable component of the contract is on file with the Securities and Exchange Commission (“SEC”) in a "Statement of Additional Information" (SAI), dated May 1, 2005, and in the separate account’s annual and semi-annual reports. You can request these documents by writing us at TIAA, 730 Third Avenue, New York, New York 10017-3206 (attention: Central Services), by calling 877 518-9161 or by going to our Website at www.tiaa-cref.org. The SAI, as supplemented from time to time, is "incorporated by reference" into this prospectus; that means it is legally part of the prospectus. The SAI's table of contents is on the last page of this prospectus. The SEC maintains a Website (http://www.sec.gov) that contains the SAI, the annual and semi-annual reports, material incorporated by reference into this prospectus and other information regarding the separate account.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in the contract is not a deposit of the TIAA-CREF Trust Company, FSB, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Table of Contents

DEFINITIONS
SUMMARY
CONDENSED FINANCIAL INFORMATION
TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
THE SEPARATE ACCOUNT
ADDING, CLOSING, OR SUBSTITUTING PORTFOLIOS
INVESTMENT PRACTICES
VALUATION OF ASSETS
PORTFOLIO TURNOVER
PORTFOLIO HOLDINGS
MANAGEMENT AND INVESTMENT ADVISORY ARRANGEMENTS
   Portfolio Management Team
THE CONTRACT
   Eligible Purchasers of the Contract
   Remitting Premiums
   Accumulation Units
   The Fixed Account
   Transfers Between the Separate Account and the Fixed Account
   Cash Withdrawals
   General Considerations for All Transfers and Cash Withdrawals
   Market Timing
   Tax Issues
   Charges
   Other Charges
   Brokerage Fees and Related Transaction Expenses
   The Annuity Period
   Annuity Starting Date
   Income Options
   Death Benefits
   Methods of Payment
TIMING OF PAYMENTS
FEDERAL INCOME TAXES
VOTING RIGHTS
GENERAL MATTERS
DISTRIBUTION OF THE CONTRACTS
LEGAL PROCEEDINGS
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION
4 6 8 9 9 10 11 14 14 14 14 15 15 15 16 18 19 19 19 20 20 20 21 22 22 22 22 23 24 25 26 26 29 30 31 31 32

This prospectus outlines the terms under which the variable annuity issued by TIAA is available. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, salesman, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

DEFINITIONS

Throughout the prospectus, "TIAA," "we," and "our" refer to Teachers Insurance and Annuity Association of America. "You" and "your" mean any contractowner or any prospective contractowner.

The terms and phrases below are defined so you will know precisely how we use them. To understand some definitions, you may have to refer to other defined terms.

ACCUMULATION

The total value of your accumulation units.

ACCUMULATION PERIOD

The period that begins with your first premium and continues as long as you still have an amount accumulated in either the separate account or the fixed account.

ACCUMULATION UNIT

A share of participation in the separate account.

ANNUITANT

The natural person whose life is used in determining the annuity payments to be received. The annuitant may be the contractowner or another person.

ANNUITY PARTNER

The natural person whose life is used in determining the annuity payments to be received under a survivor income option. The annuity partner is also known as the second annuitant.

BENEFICIARY

Any person or institution named to receive benefits if you die during the accumulation period or if you die while any annuity income or death benefit payments remain due. You do not have to name the same beneficiary for each of these two situations.

BUSINESS DAY

Any day the New York Stock Exchange (NYSE) is open for trading. A business day generally ends at 4 p.m. Eastern Time, or when trading closes on the NYSE, if earlier.

CALENDAR DAY

Any day of the year. Calendar days end at the same time as business days.

CONTRACT

The fixed and variable components of the individual, flexible premium, deferred annuity described in this prospectus.

CONTRACTOWNER

The person (or persons) who controls all the rights and benefits under a contract.

CREF

The College Retirement Equities Fund, TIAA's companion organization.

ELIGIBLE INSTITUTION

A nonprofit institution, including any governmental institution, organized in the United States.

FIXED ACCOUNT

The component of the contract guaranteeing principal plus a specified rate of interest supported by assets in the general account.

GENERAL ACCOUNT

All of TIAA's assets other than those allocated to TIAA Separate Account VA-1 or to any other TIAA separate account.

INCOME OPTION

Any of the ways you can receive annuity income, which must be from the fixed account.

INTERNAL REVENUE CODE (IRC)

The Internal Revenue Code of 1986, as amended.

PREMIUM

Any amount you invest in the contract.

SEPARATE ACCOUNT

TIAA Separate Account VA-1, which was established by TIAA under New York State law to fund your variable annuity. The account holds its assets apart from TIAA's other assets.

SURVIVOR INCOME OPTION

An option that continues lifetime annuity payments as long as either the annuitant or the annuity partner is alive.

TIAA

Teachers Insurance and Annuity Association of America.

VALUATION DAY

Any day the NYSE is open for trading, as well as the last calendar day of each month. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of the separate account are principally traded. Valuation days that are not business days end at 4 p.m. Eastern Time.

SUMMARY

Read this summary together with the detailed information you will find in the rest of the prospectus.

This prospectus describes the variable component of the contract, which also provides fixed annuity benefits (see "The Fixed Account," below). The contract is an individual deferred annuity that is available to any employee, trustee, or retired employee of an eligible institution, or his or her spouse (or surviving spouse), as well as certain other eligible persons (see "Eligible Purchasers of the Contract," below).

THE SEPARATE ACCOUNT

TIAA Separate Account VA-1 is an open-end management investment company. The separate account has only one investment portfolio, the Stock Index Account. The Stock Index Account is subject to the risks involved in professional investment management, including those resulting from general economic conditions. The value of your accumulation in any portfolio can fluctuate, and you bear the entire risk of any such fluctuation.

EXPENSES

Here is a summary of the direct and indirect expenses under the contract.

CONTRACTOWNER TRANSACTION EXPENSES
Deductions from premiums (as a percentage of premiums)	None

CHARGES FOR TRANSFERS AND CASH WITHDRAWALS
(AS A PERCENTAGE OF TRANSACTION AMOUNT)
Transfers to the fixed account	None
Cash withdrawals	None

ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Mortality and Expense Risk Charge (1)	0.40%
Administrative Expense Charge	0.20%
Investment Advisory Charge (after fee waiver) (2)	0.07%
TOTAL ANNUAL EXPENSES (3)	0.67%

(1)	TIAA reserves the right to increase the mortality and expense risk charge to a maximum of 1.00 percent per year.

(2)	Although Teachers Advisors, Inc. (“Advisors”), the separate account's investment adviser, is entitled to an annual fee of 0.30 percent of the separate account's average daily net assets, it has voluntarily agreed to waive a portion of its fee.

(3)	If we imposed the full amount of the administrative expense, investment advisory and mortality and expense risk charges, total annual expenses would be 1.50 percent. TIAA guarantees that total annual expenses will never exceed this level.

You will receive at least three months' notice before we raise any of these charges. Premium taxes apply to certain contracts (see "Other Charges," below).

The table below gives an example of the expenses you would incur on a hypothetical investment of $1,000 over several periods. The table assumes a 5 percent annual return on assets.

Annual Expense Deductions from Net Assets	1 Year	3 Years	5 Years	10 Years

If you withdraw your entire accumulation at the end of	$___	$___	$___	$___
the applicable time period:

If you annuitize at the end of the applicable time period:	$___	$___	$___	$___

If you do not withdraw your entire accumulation:	$___	$___	$___	$___

This table is designed to help you understand the various expenses you would bear directly or indirectly as an owner of a contract. REMEMBER THAT THIS TABLE DOES NOT REPRESENT ACTUAL PAST OR FUTURE EXPENSES OR INVESTMENT PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER. For more information, see "Charges," below.

"FREE LOOK" RIGHT

Until the end of the period of time specified in the contract (the "free look" period), you can examine the contract and return it to TIAA for a refund. The time period will depend on the state in which you live. In states that permit it, we will refund the accumulation value calculated on the date that you mailed or delivered the contract and the refund request to us. In states that do not allow us to refund accumulation value only, we will refund the premiums you paid to the contract. If you live in a state that requires refund of premiums, your premiums and transfers allocated to the separate account during the "free look" period cannot exceed $10,000. We will consider the contract returned on the date it is postmarked and properly addressed or, if it is not postmarked, on the day we receive it. We will send you the refund within seven (7) days after we get written notice of cancellation and the returned contract. We will cancel the contract as of the date of issue.

RESTRICTIONS ON TRANSFERS AND CASH WITHDRAWALS

Currently, you can transfer funds from the separate (variable) account to the fixed account as often as you like, but you can transfer from the fixed account to the separate account no more than once every 180 days. After you have been given three months' notice, we may limit the number of transfers from the separate account to one in any 90-day period. All transfers must be for at least $250 or your entire account balance. All cash withdrawals must be for at least $1,000 or your entire account balance.

YOU MAY HAVE TO PAY A TAX PENALTY IF YOU WANT TO MAKE A CASH WITHDRAWAL BEFORE AGE 59½. For more, see "Income Options" and "Federal Income Taxes," below.

CONDENSED FINANCIAL INFORMATION
[TO BE UPDATED]

Presented below is condensed financial information for the separate account. The condensed financial information is derived from the separate account financial statements audited by Ernst & Young LLP, independent registered public accounting firm. The table shows per accumulation unit data for each variable investment account of the separate account. The data should be read in conjunction with the financial statements and other financial information included in the SAI, which is available without charge upon request.

		Year Ended December 31,

	2004	2003	2002	2001	2000	1999

PER ACCUMULATION UNIT DATA:
Investment income		$ 1.041	$0.965	$0.916	$0.966	$0.961
Expense charges		0.310	0.218	0.253	0.301	0.270

Investment income-net		0.731	0.747	0.663	0.665	0.691
Net realized and unrealized gain (loss) on		15.066	(15.200)	(9.499)	(7.024)	13.051
investments

Net increase (decrease) in Accumulation
Unit Value		15.797	(14.453)	(8.836)	(6.359)	13.742
ACCUMULATION UNIT VALUE:
Beginning of period		52.103	66.556	75.392	81.751	68.009

End of period		$67.900	$52.103	$66.556	$75.392	$81.751

RATIOS TO AVERAGE NET ASSETS:
Expenses (1)		0.53%	0.37%	0.37%	0.37%	0.37%
Investment income--net		1.26%	1.27%	0.97%	0.82%	0.95%
Portfolio turnover rate		4.14%	5.33%	9.86%	20.68%	37.93%
Thousands of Accumulation Units outstanding		12,176	11,801	12,517	13,147	12,630
at end of period

	Year Ended December 31,

	1998	1997	1996	1995

PER ACCUMULATION UNIT DATA:
Investment income	$0.908	$0.847	$0.807	$0.745
Expense charges	0.223	0.182	0.150	0.170

Investment income-net	0.685	0.665	0.657	0.575
Net realized and unrealized gain (loss) on investments	12.407	12.429	6.755	8.565

Net increase (decrease) in Accumulation
Unit Value	13.092	13.094	7.412	9.140
ACCUMULATION UNIT VALUE:
Beginning of period	54.917	41.823	34.411	25.271

End of period	$68.009	$54.917	41.823	$34.411

RATIOS TO AVERAGE NET ASSETS:
Expenses (1)	0.37%	0.37%	0.40%	0.55%
Investment income--net	1.14%	1.36%	1.74%	1.87%
Portfolio turnover rate	45.93%	2.39%	4.55%	0.98%
Thousands of Accumulation Units outstanding
at end of period	11,145	9,901	6,768	2,605

(1) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Stock Index Account's expense ratio for the periods listed would have been higher.

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

TIAA is a nonprofit stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA's stock. TIAA's headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA's general account offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional dividends. TIAA also offers life insurance. TIAA has received the highest ratings from the leading independent insurance industry rating agencies: A++ (Superior) from A.M. Best Company, AAA from Duff & Phelps Credit Rating Company, Aaa from Moody's Investor's Service and AAA from Standard and Poor's.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation's education and research communities and one of the largest retirement systems in the world, based on assets under management. TIAA-CREF serves approximately [2.5] million people at over [15,000] institutions. As of December 31, 2004, TIAA's assets were approximately $_____ billion; the combined assets for TIAA and CREF totaled approximately $ _____ billion (although CREF does not stand behind TIAA's guarantees). TIAA is the parent company of Advisors, the separate account’s investment adviser.

THE SEPARATE ACCOUNT

Separate Account VA-1 was established on February 16, 1994, as a separate investment account of TIAA under New York law, by resolution of TIAA's Board of Trustees. The separate account is governed by a management committee. As an "open-end" diversified management investment company, the separate account has no limit on how many units of participation it can issue. The separate account is registered with the SEC under the Investment Company Act of 1940, as amended (the 1940 Act), though registration does not entail SEC supervision of its management and investment practices. As part of TIAA, the separate account is also subject to regulation by the State of New York Insurance Department (NYID) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account, the contract states that the separate account's income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA's other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

The contract accepts only after-tax dollars. Like earnings from other annuity products, earnings on accumulations in the separate account are not taxed until withdrawn or paid as annuity income (see "Federal Income Taxes," below).

ADDING, CLOSING, OR SUBSTITUTING PORTFOLIOS

The separate account currently consists of a single investment portfolio, but we can add new investment portfolios in the future. We do not guarantee that the separate account, or any investment portfolio added in the future, will always be available. We reserve the right, subject to any applicable law, to change the separate account and its investments. We can add or close portfolios, substitute one portfolio for another with the same or different fees and charges, or combine portfolios, subject to the requirements of applicable law. We can also make any changes to the separate account or to the contract required by applicable insurance law, the Internal Revenue Code, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYID and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate account assets to another separate account or accounts of TIAA or another insurance company or transfer the contract to another insurance company.

INVESTMENT OBJECTIVE

The separate account currently consists solely of the Stock Index Account. The investment objective of the separate account is favorable long-term return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by a broad stock market index. Of course, there is no guarantee that the separate account will meet its investment objective.

INVESTMENT MIX

The separate account seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by the Russell 3000®, a broad market index (see "Russell 3000® Index" below).

Although the separate account invests in stocks in the Russell 3000® Index, it does not invest in all 3,000 stocks in the index. Rather, we use a sampling approach to create a portfolio that closely matches the overall investment characteristics (for example, yield and industry weight) of the index. This means that a company can remain in the portfolio even if it performs poorly, unless the company is removed from the Russell 3000.

Using the Russell 3000® Index is not fundamental to the separate account's investment objective and policies. We can change the index used in the separate account at any time and will notify you if we do so.

THE RUSSELL 3000® INDEX

The Russell 3000® Index represents the 3,000 largest publicly-traded U.S. companies, based on the value of their outstanding stock. According to the Frank Russell Company, Russell 3000 companies account for about 98 percent of the total market capitalization of the publicly-traded U.S. equity market. The market capitalization of individual companies in the Russell 3000® Index ranged from $59.2 million to $385.2 billion, with an average of $4.8 billion as of December 31, 2004.

The Frank Russell Company includes stocks in the Index based solely on their market capitalization and weights them by relative market value. The Frank Russell Company can change stocks and their weightings in the Index. We will adjust the separate account's portfolio to reflect these changes as appropriate. We can also adjust the separate account's portfolio because of mergers and other similar events.

The separate account is not promoted, endorsed, sponsored or sold by and is not affiliated with the Frank Russell Company. A stock's presence in the Russell 3000 does not mean that the Frank Russell Company believes that it is an attractive investment. The Frank Russell Company is not responsible for any literature about the separate account and makes no representations or warranties about its content. The Russell 3000 is a trademark and service mark of the Frank Russell Company.

INVESTMENT RISKS AND PRACTICES

The separate account is subject to several types of risks. One is the risk that the price of equity securities may decline in response to general market and economic conditions or events. Accordingly, the value of the equity securities that the separate account holds may decline over short or extended periods of time. Any stock is subject to the risk that the stock market as a whole may decline in value, thereby depressing the stock’s price. This is known as market risk. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Another is financial risk---the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value over short or extended periods of time.

Changing the investment objective of the separate account does not require a vote by contractowners. The separate account can also change some of its investment policies (that is, the methods used to pursue the objective) without such approval. Please see the SAI for more information on the separate account’s fundamental investment policies (i.e., policies that require contractowner approval to change).

The separate account's Stock Index Account has a policy of investing, under normal circumstances, at least 80% of its assets in the particular type of securities implied by its name. The Stock Index Account will provide its shareholders with at least 60 days prior notice before making changes to this policy.

The separate account's general perspective is long-term, and we avoid both extreme conservatism and high risk in investing. Advisors manages the separate account's assets (see "Management and Investment Advisory Arrangements," below). Personnel of Advisors, a subsidiary of TIAA, also manage assets of one or more CREF accounts on behalf of TIAA-CREF Investment Management, LLC, an investment adviser that is also a TIAA subsidiary. Personnel of Advisors also manage assets of other investment companies, including TIAA-CREF Life Funds, TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds. Ordinarily, investment decisions for the separate account will be made independently, but managers for the separate account may at times decide to buy or sell a particular security at the same time as for a CREF account or another investment company whose assets they may also be managing. If so, investment opportunities are allocated equitably, which can have an adverse effect on the size of the position the separate account buys or sells, as well as the price paid or received.

OTHER INVESTMENTS

The separate account can also hold other investments whose return depends on stock market prices. These include stock index futures contracts, options (puts and calls) on futures contracts, and debt securities whose prices or interest rates are linked to the return of a recognized stock market index. The separate account can also make swap arrangements where the return is linked to a recognized stock market index. The separate account would make such investments in order to seek to match the total return of the Russell 3000. However, they might not track the return of the Russell 3000 in all cases and can involve additional credit risks. Investing in options or futures contracts and entering into equity swaps involve special risks. For more information, see the SAI. Such investing by the separate account is subject to any necessary regulatory approvals.

The separate account can hold other types of securities with equity characteristics, such as bonds convertible into common stock, warrants, preferred stock, and depository receipts for such securities. In addition, the separate account can hold fixed-income securities that it acquires because of mergers, recapitalizations, or otherwise. For liquidity, the separate account can also invest in short-term debt securities and other money market instruments, including those denominated in foreign currencies.

OTHER INVESTMENT ISSUES AND RISKS

OPTIONS, FUTURES, AND OTHER INVESTMENTS

The separate account can buy and sell options (puts and calls) and futures to the extent permitted by the New York State Insurance Department, the SEC, and the Commodity Futures Trading Commission. We intend to use options and futures primarily as hedging techniques or for cash management, not for speculation, but they involve special considerations and risks nonetheless. For more information, see the SAI.

The separate account can also invest in newly developed financial instruments, such as equity swaps and equity-linked fixed-income securities, so long as these are consistent with its investment objective and regulatory requirements. For more information, see the SAI.

ILLIQUID SECURITIES

The separate account can invest up to 10 percent of its assets in investments that may not be readily marketable. It may be difficult to sell these investments for their fair market value.

REPURCHASE AGREEMENTS

The separate account can use repurchase agreements to manage cash balances. In a repurchase agreement, we buy an underlying debt instrument on condition that the seller agrees to buy it back at a fixed time (usually a relatively short period) and price. The period from purchase to repurchase is usually no more than a week and never more than a year. Repurchase agreements may involve special risks. For more information, see the SAI.

FIRM COMMITMENT AGREEMENTS

The separate account can enter into "firm commitment" agreements to buy securities at a fixed price or yield on a specified future date. We expect that these transactions will be relatively infrequent. For more information, see the SAI.

INVESTMENT COMPANIES

The separate account can invest up to 10 percent of its assets in other investment companies.

SECURITIES LENDING

Subject to certain restrictions, the separate account can seek additional income by lending securities to brokers, dealers, and other financial institutions. Such brokers and dealers must be registered with the SEC and be members of the National Association of Securities Dealers, Inc. (“NASD”); any recipient must be unaffiliated with TIAA. All loans will be fully collateralized. If we lend a security, we can call in the loan at any time. For more information, see the SAI.

BORROWING

The separate account can borrow money from banks (no more than 33 1/3 percent of the market value of its assets at the time of borrowing). It can also borrow money from other sources temporarily (no more than 5 percent of the total market value of its assets at the time of borrowing). For more information, see the SAI.

PERFORMANCE INFORMATION

From time to time, we advertise the total return and average annual total return of the separate account. "Total return" means the cumulative percentage increase or decrease in the value of an investment over standard one-, five-, and ten-year periods (and occasionally other periods as well).

"Average annual total return" means the annually-compounded rate that would result in the same cumulative total return over the stated period.

All performance figures are based on past investment results. They are not a guarantee that the separate account will perform equally or similarly in the future. Write or call us for current performance figures for the separate account (see "Contacting TIAA," below).

VALUATION OF ASSETS

We calculate the value of the assets as of the close of every valuation day. Except as noted below, we use market quotations or independent pricing services to value securities and other instruments. If market quotations or independent pricing services are not readily available, we will use "fair value," as determined in good faith under the direction of the management committee. We may also use "fair value" in certain other circumstances. For more information, see the SAI.

PORTFOLIO TURNOVER

An account that engages in active and frequent trading of portfolio securities will have a correspondingly higher “portfolio turnover rate.” A high portfolio turnover rate generally will result in (1) greater brokerage commission expenses borne by a separate account and, ultimately, by shareholders and (2) higher amounts of realized investment gain subject to the payment of taxes by shareholders. The separate account is not subject to a specific limitation on portfolio turnover, and securities of the separate account may be sold at any time such sale is deemed advisable for investment or operational reasons. The portfolio turnover rate of the separate account during recent fiscal periods are included below under Financial Highlights.

PORTFOLIO HOLDINGS

A description of the separate account’s policies and procedures with respect to the disclosure of its portfolio holdings is available in its SAI.

MANAGEMENT AND INVESTMENT ADVISORY ARRANGEMENTS

The principal responsibility for overseeing the separate account's investments and administration rests with its management committee. Advisors manages the assets in the separate account. A wholly-owned indirect subsidiary of TIAA, Advisors is registered under the Investment Advisers Act of 1940. Its duties include conducting research, recommending investments, and placing orders to buy and sell securities. It also provides for all portfolio accounting, custodial, and related services for the separate account. Advisors and its personnel act consistently with the investment objectives, policies, and restrictions of the separate account.

TIAA restricts the ability of those personnel of Advisors who have direct responsibility and authority for making investment decisions for the separate account to trade in securities for their own accounts. The restrictions also apply to members of their households. Transactions in securities by those individuals must be reported and approved and they must also send duplicate confirmation statements and other account reports to a special compliance unit.

The separate account and Advisors have adopted codes of ethics, under which certain access persons and members of their households are limited in trading for their own accounts. While they may invest in securities that may also be purchased or held by the separate account, some transactions they make must be reported and approved, and they must send duplicates of all confirmation statements and other account reports to a special compliance unit for review.

Portfolio Management Team

The separate account is managed by a portfolio management team, whose members are jointly responsible for the day-to-day management of the separate account, with expertise in the area(s) applicable to the separate account’s investments. The following is a list of members of the management team primarily responsible for managing the separate account’s investments, along with their relevant experience. The members of the team may change from time to time.
[TO BE UPDATED]

Stock Index Fund

				Total Years’ Experience

Name & Education	Title	Team Role	Experience Over Past Five Years	At TIAA	Total	On Team

Joan M. Deneher	Associate	Quantitative	TIAA and its affiliates–	18.6	21.6	N/A
B.S. Fordham	Director	Stock Selection	1997 to Present
University		& Portfolio
M.B.A. George		Construction
Washington
University

Jingxi Liu	Director	Quantitative	TIAA and its affiliates–	5.7	8.8	1.5
		Stock Selection	1998 to Present
		& Portfolio
		Construction

Jonathan Shane	Managing	Quantitative	TIAA and its affiliates–	18.7	30.5	N/A
	Director	Portfolio	1998 to Present
		Construction

The separate account’s SAI provides additional disclosure about the compensation structure of the separate account’s portfolio managers, the other funds and accounts they manage, total assets in those funds and accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of securities in the separate account.

THE CONTRACT

The contract is an individual flexible-premium (you can contribute varying amounts) deferred annuity that accepts only after-tax dollars from eligible purchasers. The rights and benefits under the variable component of the contract are summarized below; however, the descriptions you read here are qualified entirely by the contract itself. The contracts are approved for sale in all of the fifty states and the District of Columbia. We are not currently offering the contracts in states in which the TIAA-CREF Life Insurance Company offers the individual deferred variable annuity contract, however, we do accept additional premiums for existing contracts in these states.

ELIGIBLE PURCHASERS OF THE CONTRACT

In the event sales resume, an employee, trustee or a retiree of an eligible institution could also purchase a contract. For this purpose, an individual who is at least 55 years old and has completed at least five years of service at an eligible institution is considered to be a “retiree.” A spouse (or surviving spouse) of an employee, trustee or retiree of an eligible institution can also purchase a contract. Any individual who owns a TIAA or CREF annuity contract or certificate or individual insurance policy, as well as the spouse or surviving spouse of such a person, can also purchase a contract.

REMITTING PREMIUMS

      Initial Premiums

TIAA has determined to temporarily suspend sales of the Teachers Personal Annuity contracts. In the event sales resume, we will issue you a contract as soon as we receive your completed application and your initial premium of at least $250 at our home office, even if you do not initially allocate any premiums to the separate account. Please send your check, payable to TIAA, along with your application to:

      TIAA-CREF
      P.O. Box 530189
      Atlanta, GA 30353-0189

(The $250 minimum does not apply if application and payment of at least $25 is accompanied by an agreement for electronic funds transfer (EFT) or if you are using payroll deduction. We also reserve the right to temporarily waive the $250 minimum initial premium amount.) Note that we cannot accept money orders or travelers’ checks. In addition, we will not accept a third-party check where the relationship of the payor to the account owner cannot be identified from the face of the check. We will credit your initial premium within two business days after we receive all necessary information or the premium itself, whichever is later. If we do not have the necessary information within five business days, we will contact you to explain the delay. We will return the initial premium at that time unless you consent to our keeping it and we will credit it as soon as we receive the missing information from you.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, date of birth, social security number and other information that will allow us to identify you, such as your home telephone number. Until you provide us with the information we need, we may not be able to open an account or effect any transactions for you.

ADDITIONAL PREMIUMS Subsequent premiums must be for at least $25. Send a check payable to TIAA, along with a personalized payment coupon (supplied upon purchasing a contract) to:

    TIAA-CREF
    P.O. Box 530195
    Atlanta, GA 30353-0195

If you do not have a coupon, use a separate piece of paper to give us your name, address and contract number. These premiums will be credited as of the business day we receive them. Currently, TIAA will accept premiums at any time both the contractowner and the annuitant are living and your contract is in the accumulation period. However, we reserve the right not to accept premiums under this contract after you have been given three months' notice. If TIAA stops accepting premiums under your contract, we will accept premiums under a new replacement contract issued to you with the same annuitant, annuity starting date, beneficiary, and methods of benefit payment as those under your contract at the time of replacement.

ELECTRONIC PAYMENT You may make initial or subsequent investments by electronic payment, such as federal wires or ACH payments. A federal wire is usually received the same day and an ACH payment is usually received by the second day after transmission. Be aware that your bank may charge you a fee to wire funds, although an ACH payment is usually less expensive than a federal wire. Here's what you need to do:

(1)	If you are sending in an initial premium, send us your application;
(2)	Instruct your bank to wire money or send an ACH payment to:

Citibank, N.A. ABA Number 021000089 New York, NY Account of: TIAA Account Number: 4068-4865

(3)	Specify on the wire or payment:
  Your name, address and Social Security Number(s) or Taxpayer Identification Number
  Indicate if this is for a new application or existing contract (provide contract number if existing)

CERTAIN RESTRICTIONS Except as described below, the contract does not restrict how large your premiums are or how often you send them, although we reserve the right to impose restrictions in the future. Your total premiums and transfers to the separate account during the "free look" period cannot exceed $10,000 if you live in a state which requires us to refund all payments upon the cancellation of your contract during the free look period.

Contributions to the fixed account are limited to $300,000 on a rolling twelve-month basis. New contributions and/or transfers from the Stock Index Account count toward this limit.

We reserve the right to reject any premium payment or to place dollar limitations on the amount of a premium. If mandated under applicable law, including federal laws designed to counter terrorism and prevent money laundering, we may be required to reject a premium payment. We may also be required to block a contractowner's account and refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Federal law requires us to obtain, verify and record information that identifies each person who opens an account. Until we receive the information we need, we may not be able to effect transactions for you. Furthermore, if we are unable to verify your identity, or that of another person authorized to act on your behalf, or if we believe that we have identified potentially criminal activity or false information, we reserve the right to take such action as we deem appropriate, which may include closing your account.

ACCUMULATION UNITS

Premiums paid to the separate account purchase accumulation units. When you remit premiums or transfer amounts into the separate account, the number of your units will increase; when you transfer amounts from the account (including applying funds to the fixed account to begin annuity income) or take a cash withdrawal, the number of your units will decrease. We calculate how many accumulation units to credit you by dividing the amount allocated to the separate account by its unit value for the business day when we received your premium. We may use a later business day for your initial premium. To determine how many accumulation units to subtract for transfers and cash withdrawals, we use the unit value for the business day when we receive your completed transaction request and all required information and documents. (You can choose to have your transaction completed at a later date; if you do, we will use that later date as the valuation day.) For amounts to be applied to begin annuity income, the unit value will be the one for the last valuation day of the month when we receive all required information and documentation (see "The Annuity Period," below). For amounts to be applied to begin death benefits, the unit value will be the one for the valuation day when we receive proof of death (see "Death Benefits," below).

The value of the accumulation units will depend mainly on investment performance, though the unit value reflects expense deductions from assets (see "Charges," below). The unit value is calculated at the close of each valuation day. We multiply the previous day's unit value by the net investment factor for the separate account. The net investment factor is calculated as A divided by B, where A and B are defined as: A equals the change in value of the separate account's net assets at the end of the day, excluding the net effect of transactions (i.e., premiums received, benefits paid, and transfers to and from the account) made during that day. This amount is equal to the net assets at the end of the prior day (including the net effect of transactions made during the prior day) increased/decreased by realized and unrealized capital gains/ losses, dividends, and investment income and decreased by expense and risk charges. B is the value of the separate account's net assets at the end of the prior day (including the net effect of transactions made during the prior day).

MORE ABOUT REMITTING PREMIUMS

We will not be deemed to have received any premiums sent to the lockbox addresses we have designated in this prospectus for remitting premiums until the lockbox provider has processed the payment on our behalf.

THE FIXED ACCOUNT

Premiums allocated and amounts transferred to the fixed account become part of the general account assets of TIAA, which support insurance and annuity obligations. The general account includes all the assets of TIAA, except those in the separate account or in any other TIAA separate investment account. Interests in the fixed account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the fixed account registered as an investment company under the 1940 Act. Neither the fixed account nor any interests therein are generally subject to the 1933 Act or 1940 Act. The SEC staff has informed us that they have not reviewed the information in this prospectus about the fixed account.

You can allocate premiums to the fixed account or transfer from the separate account to the fixed account at any time. In contrast, you can transfer or take a cash withdrawal from the fixed account only once every 180 days. TIAA may defer payment of a transfer or cash withdrawal from the fixed account for up to six months.

Currently, TIAA guarantees that amounts in the fixed account will earn an interest rate that is at least as high as the minimum guaranteed rate allowed by the law in effect at the time your contract is issued, in the state where your contract is issued. At its discretion, TIAA can credit amounts in the fixed account with interest at a higher rate. Please call us or consult your contract for information on the applicable guaranteed rate under your contract.

This prospectus provides information mainly about the contract's variable component, which is funded by the separate account. For more about the fixed account, see the contract itself.

TRANSFERS BETWEEN THE SEPARATE ACCOUNT AND THE FIXED ACCOUNT

Subject to the conditions above, you can transfer some (at least $250 at a time) or all of the amount accumulated under your contract between the separate account and the fixed account. Currently, we do not charge you for transfers from the separate account to the fixed account. We do not currently limit the number of transfers from the separate account, but we reserve the right to do so in the future to once every 90 days. Transfers to the fixed account begin participating on the day following effectiveness of the transfer (see below).

CASH WITHDRAWALS

You can withdraw some or all of your accumulation in the separate account as cash. Cash withdrawals must be for at least $1,000 (or your entire accumulation, if less). We reserve the right to cancel any contract where no premiums have been paid to either the separate account or the fixed account for three years and your total amount in the separate account and the fixed account falls below $250. Currently, there is no charge for cash withdrawals.

If you withdraw your entire accumulation in the separate account and the fixed account, we will cancel your contract and all of our obligations to you under the contract will end.

GENERAL CONSIDERATIONS FOR ALL TRANSFERS AND CASH WITHDRAWALS

You can tell us how much you want to transfer or withdraw in dollars, accumulation units, or as a percentage of your accumulation.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and any required information and documentation. Transfers and cash withdrawals made at any time other than during a business day will be effective at the close of the next business day. You can also defer the effective date of a transfer or cash withdrawal to a future business day acceptable to us.

To request a transfer, write to TIAA's home office, call our Automated Telephone Service at 1 800 842-2252 (there is an option to speak with a live person, if you wish) or use the TIAA-CREF Web Center's account access feature over the Internet at www.tiaa-cref.org. If you make a telephone or Internet transfer at any time other than during a business day, it will be effective at the close of the next business day. We can suspend or terminate your ability to transfer by telephone or over the Internet at any time for any reason.

MARKET TIMING

Because this account consists of domestic portfolio securities, and has only one investment option, no specific market timing policies have been adopted by the Management Committee for the Stock Index Account. However, because you may only make transfers out of the fixed account once every 180 days, and there may be tax penalties for early withdrawals, the opportunities for market timing between the Stock Index Account and the fixed account are limited. The separate account seeks to apply its transfer restrictions to all contractowners. No exceptions are made with respect to these restrictions.

Transferring money back and forth among the fixed account and the Stock Index Account, in an effort to “time” the market, could cause the Stock Index Account to incur transaction costs, including, among other things, expenses for buying and selling securities. These costs would be borne by all investors in the Stock Index Account.

The Stock Index Account is not appropriate for market timing. You should not invest in the account if you want to engage in market timing.

TAX ISSUES

Make sure you understand the possible federal and other income tax consequences of transfers and cash withdrawals. Cash withdrawals are usually taxed at the current rates for ordinary income--i.e., they are not treated as capital gains. They may subject you to early-distribution taxes or penalties as well. For details, see "Federal Income Taxes," below.

CHARGES

Separate Account Charges

Charges are deducted each valuation day from the assets of the separate account for various services required to manage investments, administer the separate account and the contracts, and to cover certain insurance risks borne by TIAA. You will receive at least three months’ notice before we raise any of these charges. TIAA guarantees that total annual expenses will never exceed 1.50 percent.

Advisors, a wholly-owned indirect subsidiary of TIAA, provides investment management services to the separate account. TIAA itself provides the administrative services for the separate account and the contracts.

Investment Advisory Charge This charge is for investment advice, portfolio accounting, custodial, and similar services provided for by Advisors. The investment management agreement between Advisors and the separate account sets the investment advisory fee at 0.30 percent annually. Currently, Advisors has agreed to waive a portion of that fee, so that the daily deduction is equivalent to 0.07 percent of net assets annually.

Administrative Expense Charge This charge is for administration and operations, such as allocating premiums and administering accumulations. The current daily deduction is equivalent to 0.20 percent of net assets annually.

Mortality and Expense Risk Charge TIAA imposes a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract. The current daily deduction is equal to 0.40 percent of net assets annually. Accumulations and annuity payments are not affected by changes in actual mortality experience or by TIAA's actual expenses.

TIAA's mortality risks come from its contractual obligations to make annuity payments and to pay death benefits before the annuity starting date. This assures that neither your own longevity nor any collective increase in life expectancy will lower the amount of your annuity payments. TIAA also bears a risk in connection with its death benefit guarantee, since a death benefit may exceed the actual amount of an accumulation at the time when it is payable.

TIAA's expense risk is the possibility that TIAA's actual expenses for administering the contract and the separate account will exceed the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge is not enough to cover TIAA's actual costs, TIAA will absorb the deficit. On the other hand, if the charge more than covers costs, the excess will belong to TIAA. TIAA will pay a fee from its general account assets, which may include amounts derived from the mortality and expense risk charge, to Teachers Personal Investors Services, Inc. (TPIS), the principal underwriter of the variable component of the contract, for distribution of the variable component of the contract.

Other Charges

No Deductions From Premiums The contract provides for no front-end charges.

Premium Taxes Currently, contracts issued to residents of several states and the District of Columbia are subject to a premium tax. Charges for premium taxes on a particular contract ordinarily will be deducted from the accumulation when the tax is applied to provide annuity payments. However, if a jurisdiction requires payment of premium taxes at other times, such as when premiums are paid or when cash withdrawals are taken, we will deduct premium taxes at those times. Current state premium taxes, where charged, range from 1.00 percent to 3.50 percent of annuity payments.

Brokerage Fees And Related Transaction Expenses

Brokers' commissions, transfer taxes, and other portfolio fees are charged directly to the separate account (see the SAI).

THE ANNUITY PERIOD

All annuity payments are paid to the contractowner from the fixed account. TIAA fixed annuity payments are usually monthly. You can choose quarterly, semi-annual, and annual payments as well. TIAA reserves the right not to make payments at any interval that would cause the initial payment to be less than $100.

The value of the amount accumulated upon which payments are based will be set at the end of the last calendar day of the month before the annuity starting date. We transfer your separate account accumulation to the fixed account on that day. At the annuity starting date, the dollar amount of each periodic annuity payment is fixed, based upon the number and value of the separate account accumulation units being converted to annuity income, the annuity option chosen, the ages of the annuitant and (under a survivor income option) the annuity partner, and the annuity purchase rates at that time. (These will not be lower than the rates provided in your contract.) Payments will not change while the annuitant and the annuity partner (under a survivor income option) are alive. After the end of the accumulation period, your contract will no longer participate in the separate account. The total value of annuity payments may be more or less than total premiums paid by the contractowner.

Technically all benefits are payable at TIAA's home office, but we will send your annuity payments by mail to your home address or (on your request) by mail or electronic fund transfer to your bank. If the address or bank where you want your payments sent changes, it is your responsibility to let us know. We can send payments to your residence or bank abroad, although there are some countries where the U.S. Treasury Department imposes restrictions.

ANNUITY STARTING DATE

Generally, you pick an annuity starting date (it has to be the first day of a month) when you first apply for a contract. If you do not, we will tentatively assume the annuity starting date will be the latest permissible annuity starting date (i.e., the first day of the month of the annuitant's ninetieth birthday). You can change the annuity starting date at any time before annuity payments begin (see "Choices and Changes," below). In any case, the annuity starting date must be at least fourteen months after the date your contract is issued.

For payments to begin on the annuity starting date, we must have received all information and documentation necessary for the income option you've picked. (For more information, contact TIAA—see below.) If we haven't received all the necessary information, we will defer the annuity starting date until the first day of the month after the information has reached us, but not beyond the latest permissible annuity starting date. If, by the latest permissible annuity starting date, you have not picked an income option or if we have not otherwise received all the necessary information, we will begin payments under the automatic election option stated in your contract. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment.

INCOME OPTIONS

You may select from the several income options set forth in your contract (all from the fixed account) or any other annuity option available from TIAA at the time of selection. However, federal tax law might limit the options available to you. You may change your choice any time before payments begin, but once they have begun no change can be made. You have a number of different annuity options to choose among.

The current options are:

SINGLE LIFE ANNUITY Pays income (usually monthly) as long as the annuitant lives. Remember: All payments end at the annuitant's death so that it would be possible, for example, for the contractowner to receive only one payment if the annuitant died less than a month after annuity payments started. If you die before the annuitant, your beneficiary becomes the contractowner.

SINGLE LIFE ANNUITY WITH A 10-, 15-, or 20-YEAR GUARANTEED PERIOD Pays income (usually monthly) as long as the annuitant lives or until the end of the guaranteed period, whichever is longer. If the annuitant dies before the period is up, payments continue for the remaining time. If you die while any payments remain due, your beneficiary becomes the contractowner.

PAYMENTS FOR A FIXED PERIOD Pays income (usually monthly) for a stipulated period of not less than two nor more than thirty years. At the end of the period you've chosen, payments stop. If you die before the period is up, your beneficiary becomes the contractowner.

SURVIVOR INCOME OPTIONS Pays income at least as long as the annuitant and the annuity partner are alive, then continues upon the death of one at either the same or a reduced level until the second person dies. Once annuity payments begin under a survivor annuity, you cannot change the annuity partner. If you die while any payments remain due, your beneficiary becomes the contractowner.

FULL BENEFIT, WITH OR WITHOUT GUARANTEED PERIOD If the annuitant or the annuity partner dies, payments continue for the life of the survivor. If you have not chosen a guaranteed period, all payments stop when the second person dies. If you have chosen a guaranteed period of 10, 15, or 20 years and both the annuitant and the annuity partner die before it elapses, payments still continue for the rest of the period.

TWO-THIRDS BENEFIT, WITH OR WITHOUT GUARANTEED PERIOD If the annuitant or the annuity partner dies, payments of two-thirds of the amount that would have been paid if both had lived continue for the life of the survivor. If you have not chosen a guaranteed period, all payments stop when the second person dies. If you've chosen a guaranteed period of 10, 15, or 20 years and both the annuitant and the annuity partner die before it elapses, payments of two-thirds of the amount that would have been paid if both had lived continue for the rest of the period.

HALF-BENEFIT AFTER THE DEATH OF THE ANNUITANT, WITH OR WITHOUT GUARANTEED PERIOD If the annuity partner outlives the annuitant, payments of half the amount that would have been paid if the annuitant had lived will continue for the life of the annuity partner. If you haven't chosen a guaranteed period, all payments stop when the second person dies. If you've chosen a guaranteed period of 10, 15, or 20 years and both the annuitant and the annuity partner die before it elapses, payments of half the amount that would have been paid if the annuitant had lived continue for the rest of the period.

We may make variable income options available in the future, subject to applicable law.

DEATH BENEFITS

Death benefits become payable when we receive proof that you or the annuitant has died during the accumulation period. When you fill out an application for a contract, you name one or more beneficiaries to receive the death benefit if you die. You can change your beneficiary at any time during the accumulation period (see "Choices and Changes," below). For more information on designating beneficiaries, contact TIAA or your legal advisor. If the annuitant dies during the accumulation period, you become the death benefit payee.

Currently, your accumulation will continue participating in the investment experience of the separate account up to and including the day when we receive proof of death. Ordinarily, we will transfer your separate account accumulation to the fixed account as of the day we receive proof of death. However, if the contractowner's spouse is the sole beneficiary, when the contractowner dies the spouse can choose to become the contractowner and continue the contract, or receive the death benefit. If the spouse does not make a choice within 60 days after we receive proof of death, no transfer will be made and the spouse will automatically become the contractowner. The spouse will also become the annuitant if the contractowner was the annuitant. Pending insurance department approval, the terms of your contract may be amended to clarify that your accumulation will be transferred to the fixed account only after we have received proof of death and all other necessary forms and documentation.

The amount of the death benefit will equal the greater of (1) the amount you have accumulated in the separate and fixed accounts on the day we receive proof of death or, if that is not a business day, on the next business day, or (2) the total premiums paid under your contract minus any cash withdrawals (or surrender charges on cash withdrawals or transfers from the fixed account). If (2) is greater than (1), we will deposit the difference in the fixed account as of the day we receive proof of death.

You can choose in advance the method by which death benefits should be paid, or you can leave it up to the death benefit payee. Except with the SINGLE-SUM PAYMENT AND INTEREST PAYMENTS methods, the amount of each periodic payment is fixed (see "The Fixed Account," below). While you and the annuitant are both alive, you can change the method of payment you've chosen. You can also stipulate that your beneficiary not change the method you've specified in advance. (To choose, change, or restrict the method by which death benefits are to be paid, you or your beneficiary has to notify us in writing.) Once death benefits start, the method of payment cannot be changed.

To pay a death benefit, TIAA must have received all necessary forms and documentation. (For more information, contact TIAA—see below.) Even if we have not received all of the required information, death benefits must begin by the first day of the month following the 60th day after we receive proof of death. If no method of payment has been chosen by that time, we will have the option of paying the entire death benefit to the death benefit payee within five years of death, using the PAYMENTS FOR A FIXED PERIOD method. If the contractowner is not a natural person (e.g., it is an estate or a corporation), we will apply these distribution requirements if the annuitant dies.

METHODS OF PAYMENT

TIAA limits the methods of payment for death benefits to those suitable under federal income tax law for annuity contracts. (For more information, see "Taxation of Annuities," below.) With methods offering periodic payments, benefits are usually monthly, but the death benefit payee can request to receive them quarterly, semiannually, or annually instead. Federal law may restrict the availability of certain methods to the death benefit payee; conversely, TIAA may offer additional methods in the future. At present, the methods of payment for TIAA death benefits are:

SINGLE-SUM PAYMENT The entire death benefit is paid at once (within seven days after we receive all necessary forms and documentation). When the beneficiary is an estate, the single-sum method is automatic, and TIAA reserves the right to pay death benefits only as a single sum to corporations, trustees, partnerships, guardians, or any beneficiary not a natural person.

SINGLE LIFE ANNUITY Payable monthly for the life of the death benefit payee, with payments ending when he or she dies.

SINGLE LIFE ANNUITY WITH A 10-, 15-, OR 20-YEAR GUARANTEED PERIOD Payable monthly for the death benefit payee's lifetime or until the end of the period chosen, whichever is later. If he or she dies before the period is up, the remaining payments continue to the person named to receive them (see "Choices and Changes," below). Federal tax law says the guaranteed period selected cannot exceed the death benefit payee's life expectancy.

PAYMENTS FOR A FIXED PERIOD Payable over two to thirty years, as determined by you or your beneficiary. At the end of the selected period, payments stop. If the death benefit payee dies before the period is up, the remaining payments continue to the person named to receive them. Federal tax law says the fixed period selected cannot exceed the death benefit payee's life expectancy.

INTEREST PAYMENTS We will pay interest on the amount of the death benefit each month for two to thirty years. You (or your beneficiary, unless you specify otherwise) choose the period. The death benefit is payable at the end of the period chosen. If the death benefit payee dies before the interest payment period is up, the death benefit becomes payable immediately. For this interest-only method, the death benefit must be at least $5,000.

The SINGLE LIFE ANNUITY AND THE SINGLE LIFE ANNUITY WITH A 10-, 15-, OR 20-YEAR GUARANTEED PERIOD methods are available only if the death benefit payee is a natural person. Under any method (except the Interest Payments method) that would result in payments of less than $100 a month, we reserve the right to require a change in choice that will result in payments of $100 or more.

TIMING OF PAYMENTS

Usually we will make the following kinds of payments from the separate account within seven calendar days after we've received the information we need to process a request:

1.	Cash withdrawals;

2.	Transfers to the fixed account; and

3.	Death benefits.

We can extend the seven-day period only if (1) the New York Stock Exchange is closed (or trading restricted by the SEC) on a day that is not a weekend or holiday; (2) an SEC-recognized emergency makes it impractical for us to sell securities or determine the value of assets in the separate account; or (3) the SEC says by order that we can or must postpone payments to protect you and other separate account contractowners.

FEDERAL INCOME TAXES

The following discussion is based on our understanding of current federal income tax law under current IRS interpretations. We cannot guarantee that the law or the IRS's interpretation will not change.

We have not considered any applicable state or other tax laws. Of course, your own tax status or that of your beneficiary could affect your final outcome.

TAX STATUS OF THE CONTRACT

DIVERSIFICATION REQUIREMENTS Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

OWNER CONTROL Under the IRC, you could be considered the owner of the assets of the separate account used to support your contract. If this happens, you'd have to include income and gains from the separate account assets in your gross income. The IRS has published rulings stating that a variable contractowner will be considered the owner of separate account assets if the contractowner has any powers that the actual owner of the assets might have, such as the ability to exercise investment control. The Treasury Department says that the regulations on investment diversification do not provide guidance about when and how investor control of a segregated asset account's investment could cause the investor rather than the insurance company to be treated as the owner of the assets for tax purposes.

Your ownership rights under the contract are similar but not identical to those described by the IRS in rulings that held that contractowners were not owners of separate account assets, so the IRS might not rule the same way in your case. TIAA reserves the right to change the contract if necessary to help prevent your being considered the owner of the separate account's assets for tax purposes.

REQUIRED DISTRIBUTIONS To qualify as an annuity contract under section 72(s) of the IRC, a contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names to assume ownership when the owner dies. A designated beneficiary must be a natural person. If a contractowner's spouse is the designated beneficiary, he or she can continue the contract when the contractowner dies.

The contract is designed to comply with section 72(s). TIAA will review the contract and amend it if necessary to make sure that it continues to comply with the section's requirements.

TAXATION OF ANNUITIES

Assuming the contracts qualify as annuity contracts for federal income tax purposes:

IN GENERAL IRC section 72 governs annuity taxation generally. We believe an owner who is a natural person usually will not be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the accumulation or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the accumulation usually will be considered a distribution. Withdrawals of accumulated investment earnings are taxable as ordinary income. Generally under the IRC, withdrawals are first allocated to investment earnings.

The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the accumulation over the “investment in the contract.”

The following discussion applies generally to contracts owned by a natural person:

WITHDRAWALS If you withdraw funds from your contract before the annuity starting date, IRC section 72(e) usually deems taxable any amounts received to the extent that the accumulation value immediately before the withdrawal exceeds the investment in the contract. Any remaining portion of the withdrawal is not taxable. The investment in the contract usually equals all premiums paid by the contractowner or on the contractowner's behalf.

If you withdraw your entire accumulation under a contract, you will be taxed only on the part that exceeds your investment in the contract.

ANNUITY PAYMENTS Although tax consequences can vary with the income option you pick, IRC section 72(b) provides generally that, before you recover the investment in the contract, gross income does not include that fraction of any annuity income payments that equals the ratio of investment in the contract to the expected return at the annuity starting date. After you recover your investment in the contract, all additional annuity payments are fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS Amounts may be paid from a contract because an owner has died. If the payments are made in a single sum, they are taxed the same way a full withdrawal from the contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments. Generally, under the Interest Payments method the death benefit will be taxed as though it were distributed as a single-sum payment at the beginning of the payment period, with interest taxed as it is paid.

PENALTY TAX ON SOME WITHDRAWALS You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

(1)	on or after you reach 59½;
(2)	after you die (or after the annuitant dies, if the owner is not an individual);
(3)	after you become disabled; or
(4)	that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint life (or life expectancy) of you and your beneficiary.

POSSIBLE TAX CHANGES Legislation is proposed from time to time that would change the taxation of annuity contracts. It is possible that such legislation could be enacted and that it could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

Transferring contract ownership, designating an annuitant, payee or other beneficiary who is not also the owner, or exchanging a contract can have other tax consequences that we do not discuss here. If you're thinking about any of those transactions, contact a tax adviser.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, most recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

In determining gross income, section 72(e) generally treats as one contract all TIAA and its affiliate's non-qualified deferred annuity contracts issued after October 21, 1988 to the same owner during any calendar year. This could affect when income is taxable and how much might be subject to the 10 percent penalty tax (see above). It is possible, for instance, that if you take annuity payments from only one of the contracts, they could be taxed like individual withdrawals (see above). There might be other situations where Treasury concludes that it would be appropriate to treat two or more annuity contracts purchased by the same owner as if they were one contract. Consult a tax adviser before buying more than one annuity contract that falls within the scope of these rules.

POSSIBLE CHARGE FOR TIAA'S TAXES

Currently we do not charge the separate account for any federal, state, or local taxes on it or its contracts (other than premium taxes--see above) but we reserve the right to charge the separate account or the contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

TAX ADVICE

What we tell you here about federal and other taxes is not comprehensive and is for general information only. It does not cover every situation. Taxation varies depending on the circumstances, and foreign, state and local taxes may also be involved. For complete information on your personal tax situation, check with a qualified tax adviser.

VOTING RIGHTS

When contractowner meetings are held, contractowners generally can vote (1) to elect the management committee; (2) to ratify the selection of an independent auditor for the separate account; and (3) on any other matter that requires a vote by contractowners.

On the record date, you will have one vote per dollar of your accumulation.

When we use the phrase "majority of outstanding voting securities" in this prospectus and the SAI, we mean the lesser of (a) 67 percent of the voting securities present, as long as the holders of at least half the voting securities are present or represented by proxy; or (b) 50 percent of the outstanding voting securities. If a majority of outstanding voting securities is not required to decide a question, we will generally require a quorum of 10 percent of the securities, with a simple majority required to decide the issue. If laws, regulations, or legal interpretations make it unnecessary to submit any issue to a vote, or otherwise restrict your voting rights, we reserve the right to act as permitted.

GENERAL MATTERS

CHOICES AND CHANGES

As long as the contract permits, the contractowner (or the annuitant, the annuity partner, beneficiary, or any other payee) can choose or change any of the following: (1) an annuity starting date; (2) an income option; (3) a transfer; (4) a method of payment for death benefits; (5) an annuity partner, beneficiary, or other person named to receive payments; and (6) a cash withdrawal or other distribution. You have to make your choices or changes via a written notice satisfactory to us and received at our home office (see below). You can change the terms of a transfer, cash withdrawal, or other cash distribution only before they are scheduled to take place. When we receive a notice of a change in beneficiary or other person named to receive payments, we will execute the change as of the date it was signed, even if the signer dies in the meantime. We execute all other changes as of the date received. As already mentioned, we will delay the effective date of some transactions until we receive additional documentation (see "Remitting Premiums," below).

TELEPHONE AND INTERNET TRANSACTIONS

You can use our Automated Telephone Service (ATS) or the TIAA-CREF Web Center's account access feature over the Internet to check your accumulation balances and/or your current allocation percentages, transfer between the separate account and the fixed account, and/or allocate future premiums to the separate account or the fixed account.

You will be asked to enter your Personal Identification Number (PIN) and Social Security Number for both systems. Both will lead you through the transaction process and will use reasonable procedures to confirm that instructions given are genuine. All transactions made over the ATS and through the Web Center are electronically recorded.

To use the ATS, you need to call 1-800-842-2252 on a touch-tone phone. To use the Web Center's account access feature, access the TIAA-CREF Internet home page at www.tiaa-cref.org.

We can suspend or terminate your ability to transact by telephone or over the Internet at any time for any reason. Also, telephone and Internet transactions may not always be available. TIAA will not be responsible for loss due to unauthorized or fraudulent transactions if it follows such procedures.

CONTACTING TIAA

We will not consider any notice, form, request, or payment to have been received by TIAA until it reaches our home office: Teachers Insurance and Annuity Association of America, 730 Third Avenue, New York, New York 10017-3206, or the post office box specifically designated for the purpose. You can ask questions by calling toll-free 1-800-223-1200.

CUSTOMER COMPLAINTS

Customer complaints may be directed to our Planning and Service Center, Customer Relations Unit (A2-01), 8500 Andrew Carnegie Blvd., Charlotte, NC 28262, telephone 800-223-1200.

ELECTRONIC PROSPECTUSES

If you received this prospectus electronically and would like a paper copy, please call 877-518-9161, and we will send it to you.

HOUSEHOLDING

To cut costs and eliminate duplicate documents sent to your home, we may begin mailing only one copy of the separate account prospectus, prospectus supplements, annual and semi-annual reports, or any other required documents, to your household, even if more than one contractowner lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call us toll-free at 877-518-9161, or write us.

SIGNATURE REQUIREMENTS

For some transactions, we may require your signature to be notarized or guaranteed by a commercial bank or a member of a national securities exchange.

ERRORS OR OMISSIONS

We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered continuously by Teachers Personal Investors Services, Inc. (“TPIS”) and, in some instances, TIAA-CREF Individual & Institutional Services, Inc. (“Services”), which are both registered with the SEC as broker-dealers, are members of the NASD and are direct or indirect subsidiaries of TIAA. TPIS may be considered the "principal underwriter" for interests in the contract. Anyone distributing the contract must be a registered representative of either TPIS or Services, whose main offices are both at 730 Third Avenue, New York, New York 10017-3206. No commissions are paid in connection with the distribution of the contracts.

LEGAL PROCEEDINGS

The assets of the separate account are not subject to any legal actions. Neither TIAA nor TPIS nor Advisors is involved in any legal action that we consider material to its obligations to the separate account.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

PAGE IN THE
STATEMENT OF
ADDITIONAL
ITEM	INFORMATION

Investment Restrictions	B-3
Investment Policies and Risk Considerations	B-4
Options and Futures	B-4
Firm Commitment Agreements and Purchase of "When-Issued" Securities	B-8
Lending of Securities	B-8
Repurchase Agreements	B-9
Swap Transactions	B-10
Segregated Accounts	B-11
Other Investment Techniques and Opportunities	B-11
Portfolio Turnover	B-11
Valuation of Assets	B-11
Equity Securities	B-11
Money Market Instruments	B-12
Options	B-12
Disclosure of Portfolio Holdings	B-12
Management	B-14
Separate Account Management Committee and Officers	B-14
Compensation of Managers	B-18
Proxy Voting Policies	B-20
Investment Advisory and Related Services	B-21
Investment Advisory Services	B-21
Personal Trading Policy	B-21
Information About the Separate Account’s Portfolio Management Team	B-22
Administrative Services	B-23
Advisors and TIAA	B-23
Custody of Portfolio	B-24
Independent Registered Public Accounting Firm	B-24
Brokerage Allocation	B-24
Periodic Reports	B-25
General Matters	B-26
Assignment of Contracts	B-26
Payment to an Estate, Guardian, Trustee, etc	B-26
Benefits Based on Incorrect Information	B-26
Proof of Survival	B-26
State Regulation	B-26
Legal Matters	B-27
Experts	B-27
Additional Information	B-27
Other Information	B-27
Financial Statements	B-28

     STATEMENT OF
ADDITIONAL INFORMATION

May 1, 2005

Individual Deferred Variable Annuities

Funded through

TIAA SEPARATE ACCOUNT VA-1

of

Teachers Insurance and Annuity
Association of America

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in connection with the current prospectus dated May 1, 2005 (the “Prospectus”), for the variable annuity that is the variable component of the contract. The Prospectus is available without charge upon written or oral request to: Teachers Insurance and Annuity Association of America, 730 Third Avenue, New York, New York 10017-3206, Attention: Central Services; telephone 877 518-9161. Terms used in the Prospectus are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS.

TABLE OF CONTENTS

Page in the
Statement of
Additional
Item	Information

Investment Restrictions	B-4
Investment Policies and Risk Considerations	B-5
Options and Futures	B-5

Firm Commitment Agreements and Purchase of "When-Issued Securities"	B-9
Lending of Securities	B-9
Repurchase Agreements	B-10
Swap Transactions	B-11
Segregated Accounts	B-12
Other Investment Techniques and Opportunities	B-12

Portfolio Turnover	B-12

Valuation of Assets	B-12
Equity Securities	B-12
Money Market Instruments	B-13
Options	B-13
Investments for Which Market Quotations are Not Readily Available	B-

Disclosure of Portfolio Holdings	B-13

Management	B-15

Separate Account Management Committee and Officers	B-15
Compensation of Managers	B-19

Proxy Voting Policies	B-21

Investment Advisory and Related Services	B-22
Investment Advisory Services	B-22
Personal Trading Policy	B-22
Information About the Separate Account’s Portfolio	B-23
Management Team
Administrative Services	B-24
Advisors and TIAA	B-24
Custody of Portfolio	B-25
Independent Registered Public Accounting Firm	B-25

Brokerage Allocation	B-25
Periodic Reports	B-26

General Matters	B-27
Assignment of Contracts	B-27
Payment to an Estate, Guardian, Trustee, etc	B-27
Benefits Based on Incorrect Information	B-27
Proof of Survival	B-27

State Regulation	B-27

Legal Matters	B-28

Experts	B-28

Additional Information	B-28

Other Information	B-28

Financial Statements	B-29

Appendix A	B-30

INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies with respect to the separate account and may not be changed without the approval of a majority of the outstanding voting securities, as that term is defined under the 1940 Act, in the separate account:

1.	The separate account will not issue senior securities except as SEC regulations permit;

2.	The separate account will not borrow money, except: (a) the separate account may purchase securities on margin, as described in restriction 9 below; and (b) from banks (only in amounts not in excess of 331/3% of the market value of the separate account's assets at the time of borrowing), and, from other sources, for temporary purposes (only in amounts not exceeding 5% of the separate account's total assets taken at market value at the time of borrowing). Money may be temporarily obtained through bank borrowing, rather than through the sale of portfolio securities, when such borrowing appears more attractive for the separate account;

3.	The separate account will not underwrite the securities of other companies, except to the extent that it may be deemed an underwriter in connection with the disposition of securities from its portfolio;

4.	The separate account will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

5.	The separate account will not make an investment in an industry if after giving effect to that investment the separate account's holding in that industry would exceed 25% of the separate account's total assets--this restriction, however, does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities;

6.	The separate account will not purchase real estate or mortgages directly;

7.	The separate account will not purchase commodities or commodities contracts, except to the extent futures are purchased as described herein;

8.	The separate account will not make loans, except: (a) that it may make loans of portfolio securities not exceeding 33 1/3% of the value of its total assets, which are collateralized by either cash, United States Government securities, or other means permitted by applicable law, equal to at least 102% of the market value of the loaned securities, or such lesser percentage as may be permitted by the New York State Insurance Department (not to fall below 100% of the market value of the loaned securities), as reviewed daily; (b) loans through entry into repurchase agreements may be made; (c) privately placed debt securities may be purchased; or (d) participation interests in loans, and similar investments, may be purchased; and

9.	The separate account will not purchase any security on margin (except that the separate account may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities).

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change of values in portfolio securities will not be considered a violation.

INVESTMENT POLICIES AND RISK CONSIDERATIONS

OPTIONS AND FUTURES

The separate account may engage in options and futures strategies to the extent permitted by the New York State Insurance Department and subject to SEC and Commodity Futures Trading Commission ("CFTC") requirements. It is not the intention of the separate account to use options and futures strategies in a speculative manner, but rather primarily as hedging techniques or for cash management purposes.

OPTIONS. Option-related activities could include (1) the sale of covered call option contracts, and the purchase of call option contracts for the purpose of a closing purchase transaction; (2) the buying of covered put option contracts, and the selling of put option contracts to close out a position acquired through the purchase of such options; and (3) the selling of call option contracts or the buying of put option contracts on groups of securities and on futures on groups of securities and the buying of similar call option contracts or the selling of put option contracts to close out a position acquired through a sale of such options. This list of options-related activities is not intended to be exclusive, and the separate account may engage in other types of options transactions consistent with its investment objective and policies and applicable law.

A call option is a short-term contract (generally having a duration of nine months or less) which gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the call option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. As the seller of a call option, the separate account has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price at any time during the option period. The selling of a call option benefits the separate account if over the option period the underlying security declines in value or does not appreciate above the aggregate of the exercise price and the premium. However, the separate account risks an "opportunity loss" of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

The separate account may close out a position acquired through selling a call option by buying a call option on the same security with the same exercise price and expiration date as the call option which it had previously sold on that security. Depending on the premium for the call option purchased by the separate account, the separate account will realize a profit or loss on the transaction.

A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option the separate account, as purchaser, pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a put option has the obligation, upon the exercise of the option by the separate account, to purchase the underlying security at the exercise price at any time during the option period. The buying of a covered put contract limits the downside exposure for the investment in the underlying security to the combination of the exercise price less the premium paid. The risk of purchasing a put is that the market price of the underlying stock prevailing on the expiration date may be above the option's exercise price. In that case the option would expire worthless and the entire premium would be lost.

The separate account may close out a position acquired through buying a put option by selling a put option on the same security with the same exercise price and expiration date as the put option which it had previously bought on the security. Depending on the premium of the put option sold by the separate account, the separate account would realize a profit or loss on the transaction.

In addition to options (both calls and puts) on individual securities, there are also options on groups of securities, such as the options on the Standard & Poor's 100 Index, which are traded on the Chicago Board Options Exchange. There are also options on the futures of groups of securities such as the Standard & Poor's 500 Index and the New York Stock Exchange Composite Index. The selling of such calls can be used in anticipation of, or in, a general market or market sector decline that may adversely affect the market value of the separate account's portfolio of securities. To the extent that the separate account's portfolio of securities changes in value in correlation with a given stock index, the sale of call options on the futures of that index would substantially reduce the risk to the portfolio of a market decline, and, by so doing, provides an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs. A risk in all options, particularly the relatively new options on groups of securities and on the futures on groups of securities, is a possible lack of liquidity. This will be a major consideration before the separate account deals in any option.

There is another risk in connection with selling a call option on a group of securities or on the futures of groups of securities. This arises because of the imperfect correlation between movements in the price of the call option on a particular group of securities and the price of the underlying securities held in the portfolio. Unlike a covered call on an individual security, where a large movement on the upside for the call option will be offset by a similar move on the underlying stock, a move in the price of a call option on a group of securities may not be offset by a similar move in the price of securities held due to the difference in the composition of the particular group and the portfolio itself.

FUTURES. To the extent permitted by applicable regulatory authorities, the separate account may purchase and sell futures contracts on securities or other instruments, or on groups or indexes of securities or other instruments. The purpose of hedging techniques using financial futures is to protect the principal value of a fund against adverse changes in the market value of securities or instruments in its portfolio, and to obtain better returns on future investments than actually may be available at the future time. Since these are hedging techniques, the gains or losses on the futures contract normally will be offset by losses or gains respectively on the hedged investment. Futures contracts also may be offset prior to the future date by executing an opposite futures contract transaction.

A futures contract on an investment is a binding contractual commitment which, if held to maturity, generally will result in an obligation to make or accept delivery, during a particular future month, of the securities or instrument underlying the contract. By purchasing a futures contract-assuming a "long" position-the separate account legally will obligate itself to accept the future delivery of the underlying security or instrument and pay the agreed price. By selling a futures contract--assuming a "short" position—the separate account legally will obligate itself to make the future delivery of the security or instrument against payment of the agreed price.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by the separate account usually will be liquidated in this manner, the separate account may instead make or take delivery of the underlying securities or instruments whenever it appears economically advantageous to the separate account. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for closing out positions and guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

A stock index futures contract, unlike a contract on a specific security, does not provide for the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions simply are closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

Stock index futures may be used to hedge the equity investments of the separate account with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, the separate account may seek to protect the value of its securities portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, the separate account can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, the separate account will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Unlike the purchase or sale of a security, no price is paid or received by the separate account upon the purchase or sale of a futures contract. Initially, the separate account will be required to deposit in a custodial account an amount of cash, United States Treasury securities, or other permissible assets equal to approximately 5% of the contract amount. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the separate account upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the separate account has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value, and the separate account will receive from the broker a variation margin payment equal to that increase in value. Conversely, where the separate account has purchased a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the separate account would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the separate account may elect to close the position by taking an opposite position which will operate to terminate the separate account's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the separate account, and the separate account realizes a loss or a gain. All margin payments will be made to a custodian in the broker's name.

There are several risks in connection with the use by the separate account of a futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the securities or instruments that are the subject of the hedge. The separate account will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in our judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of the separate account's portfolio securities or instruments sought to be hedged.

Successful use of futures contracts by the separate account for hedging purposes also is subject to the user's ability to predict correctly movements in the direction of the market. For example, it is possible that, where the separate account has sold futures to hedge its portfolio against declines in the market, the index on which the futures are written may advance and the values of securities or instruments held in the separate account's portfolio may decline. If this occurred, the separate account would lose money on the futures and also experience a decline in value in its portfolio investments. However, we believe that over time the value of the separate account's portfolio will tend to move in the same direction as the market indices that are intended to correlate to the price movements of the portfolio securities or instruments sought to be hedged. It also is possible that, for example, if the separate account has hedged against the possibility of the decline in the market adversely affecting stocks held in its portfolio and stock prices increased instead, the separate account will lose part or all of the benefit of increased value of those stocks that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the separate account has insufficient cash, it may have to sell securities or instruments to meet daily variation margin requirements. Such sales may be, but will not necessarily be, at increased prices that reflect the rising market. The separate account may have to sell securities or instruments at a time when it may be disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts and the portion of the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security or instrument due to certain market distortions. First, all transactions in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between movements in the futures contracts and the portion of the portfolio being hedged, even a correct forecast of general market trends by Teachers Advisors, Inc. (“Advisors”) still may not result in a successful hedging transaction over a very short time period.

The separate account may also use futures contracts and options on futures contracts to manage its cash flow more effectively. To the extent that the separate account enters into non-hedging positions, it will do so only in accordance with certain CFTC exemptive provisions which permit the funds to claim an exclusion from the definition of a “commodity pool operator” under the Commodity Exchange Act. The Separate Account has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and the regulations threunder, and therefore, is not subject to registration as commodity pool operators. Thus, pursuant to CFTC Rule 4.5, the aggregate initial margin and premiums required to establish non- hedging positions in commodity futures or commodity options contracts may not exceed 5% of the liquidation value of the separate account's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that the in-the-money amount of an option that is in-the-money when purchased may be excluded in computing such 5%).

Options and futures transactions may increase the separate account's transaction costs and portfolio turnover rate and will be initiated only when consistent with its investment objectives.

FIRM COMMITMENT AGREEMENTS AND PURCHASE OF "WHEN-ISSUED" SECURITIES

The separate account can enter into firm commitment agreements for the purchase of securities on a specified future date. When the separate account enters into firm commitment agreements, liability for the purchase price--and the rights and risks of ownership of the securities--accrues to the separate account at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the separate account to purchase the security at a price above the current market price on the date of delivery and payment. During the time the separate account is obligated to purchase such securities, it will be required to segregate assets (see "Segregated Accounts," below The separate account will not purchase securities on a "when issued" basis if, as a result, more than 15% of its net assets would be so invested.

LENDING OF SECURITIES

Subject to the separate account’s investment restriction relating to loans of portfolio securities, the separate account may lend its securities to brokers and dealers that are not affiliated with TIAA, are registered with the SEC and are members of the NASD, and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, the separate account will receive as collateral cash, securities issued or guaranteed by the United States Government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by the New York State Insurance Department (not to fall below 100% of the market value of the loaned securities), as reviewed daily. By lending its securities, the separate account will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short- term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the separate account by the borrower of the securities. Such loans will be terminable by the separate account at any time and will not be made to affiliates of TIAA. The separate account may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The separate account may pay reasonable fees to persons unaffiliated with the separate account for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy. As with any extension of credit, however, there are risks of delay in recovering the loaned securities, should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially.

REPURCHASE AGREEMENTS

Repurchase agreements have the characteristics of loans by the separate account, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the separate account retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the separate account's seller to deposit with the separate account additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The separate account will enter into repurchase agreements only with member banks of the Federal Reserve System, or with primary dealers in United States Government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by Advisors and who have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the separate account may otherwise invest.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the separate account would look to the collateral underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the separate account; in such event the separate account might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

SWAP TRANSACTIONS

The separate account may, to the extent permitted by the New York State Insurance Department and the SEC, enter into privately negotiated "swap" transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve "swapping" a return based on certain securities, instruments, or financial indices with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indices.

By entering into swap transactions, the separate account may be able to protect the value of a portion of its portfolio against declines in market value. The separate account may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or countries or to take advantage of market opportunities that may arise from time to time. The separate account may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the separate account. However, there can be no assurance that the return the separate account receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While the separate account will only enter into swap transactions with counterparties it considers creditworthy (and will monitor the creditworthiness of parties with which it enters into swap transactions), a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. If the other party to the swap transaction defaults on its obligations, the separate account would be limited to contractual remedies under the swap agreement. There can be no assurance that the separate account will succeed when pursuing its contractual remedies. To minimize the separate account's exposure in the event of default, the separate account will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When the separate account enters into swap transactions on a net basis, the net amount of the excess, if any, of the separate account's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the separate account's custodian. To the extent the separate account enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the separate account's obligations, if any, with respect to each such swap agreement, accrued on a daily basis (see "Segregated Accounts," below).

Swap agreements may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments.

To the extent that there is an imperfect correlation between the return the separate account is obligated to swap and securities or instruments representing such return, the value of the swap transaction may be adversely affected. The separate account therefore will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of the separate account to engage in swap transactions in a speculative manner but rather primarily to hedge or manage the risks associated with assets held in, or to facilitate the implementation of portfolio strategies of purchasing and selling assets for, the separate account.

SEGREGATED ACCOUNTS

In connection with when-issued securities, firm commitments, and certain other transactions in which the separate account incurs an obligation to make payments in the future, the separate account may be required to segregate assets with its custodian bank in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid assets such as cash, United States Government securities or other appropriate high grade debt obligations or other securities as may be permitted by law.

OTHER INVESTMENT TECHNIQUES AND OPPORTUNITIES

The separate account may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing the portfolio's overall return, irrespective of how these actions may affect the weight of the particular securities in the separate account's portfolio.

PORTFOLIO TURNOVER

The securities transactions engaged in by the separate account are reflected in the separate account's portfolio turnover rate. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the separate account's portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the separate account and ultimately by the separate account's contractowners. However, because portfolio turnover is not a limiting factor in determining whether or not to sell portfolio securities, a particular investment may be sold at any time, if investment judgment or account operations make a sale advisable.

The separate account has no fixed policy on portfolio turnover. Because a higher portfolio turnover rate will increase brokerage costs to the separate account, however, Advisors will carefully weigh the added costs of short-term investment against the gains and reductions in index tracking error anticipated from such transactions. The portfolio turnover rate in 2004 and 2003 for the separate account were _____% and 4.14%, respectively.

VALUATION OF ASSETS

The assets of the separate account are valued as of the close of each valuation day.

EQUITY SECURITIES

We usually use market quotations or independent pricing services to value securities and other instruments held by the separate account. If market quotations or independent pricing services are not readily available, we will use a security’s “fair value,” as determined in good faith by or under the direction of the Management Committee. We may also use fair value if events that have a significant effect on the value of an investment (as determined in our sole discretion) occur between the time when its price is determined and the time the separate account’s net asset value (NAV) is calculated. The use of fair value pricing may result in changes to the prices of portfolio securities that are used to calculate the separate account’s NAV.

MONEY MARKET INSTRUMENTS

Money market instruments for which market quotations are readily available are valued based on the most recent bid price or the equivalent quoted yield for such securities, or are derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Values for money market instruments will be obtained either from one or more of the major market makers or from one or more of the financial information services for the securities to be valued.

OPTIONS

Portfolio investments underlying options are valued as described above. Stock options written by the separate account are valued at the last quoted sale price, or at the closing bid price if no sale is reported for the day of valuation as determined on the principal exchange on which the option is traded. The value of the separate account net assets will be increased or decreased by the difference between the premiums received on writing options and the costs of liquidating such positions measured by the closing price of the options on the date of valuation.

For example, when the separate account writes a call option, the amount of the premium is included in the separate account's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the call. Thus, if the current market value of the call exceeds the premium received, the excess would be unrealized depreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized appreciation. If a call expires or if the separate account enters into a closing purchase transaction it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished. If a call is exercised, the separate account realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale increased by the premium originally received.

A premium paid on the purchase of a put will be deducted from the separate account's assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put. For example, if the current market value of the put exceeds the premium paid, the excess would be unrealized appreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation.

Stock and bond index futures, and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of such commodities exchanges.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Management Committee has adopted policies and procedures governing the disclosure by the separate account and Advisors of the separate account’s portfolio holdings to third parties, in order to ensure that this information is disclosed in a manner that is in the best interests of all contractowners. As a threshold matter, except as described below, the separate account and Advisors will not disclose the separate account’s portfolio holdings to third parties, except as of the end of a calendar month, and no earlier than 30 days after the end of the calendar month. The separate account will disclose its portfolio holdings to all third parties who request it after that period. In addition, the separate account and Advisors may disclose the ten largest holdings of the separate account to third parties ten days after the end of the calendar month.

The separate account and Advisors may disclose the separate account’s portfolio holdings to third parties outside the time restrictions described above as follows:

  Portfolio holdings in any particular security can be made available to stock exchanges or regulators, and portfolio holdings in a particular issuer’s securities can be made available to that issuer, in each case subject to approval of Advisors’ Area Compliance Officer, the Chief Compliance Officer or an attorney holding the title of Chief Counsel or above.
  Portfolio holdings can be made available to rating and ranking organizations subject to a written confidentiality agreement that restricts trading on the information.
  Portfolio holdings can be made available to any other third party, as long as the recipient has a legitimate business need for the information and the disclosure of the separate account’s portfolio holding information to that third party is:
    approved by an individual holding the title of Executive Vice President or above;
    approved by an individual holding the title of Chief Counsel or above; and
    subject to a written confidentiality agreement that includes provisions that restrict trading on the information.

On an annual basis, the Management Committee and the board of Advisors will receive a report on compliance with these portfolio holdings disclosure procedures, as well as a current copy of the procedures for their review and approval.

[Currently, the separate account has ongoing arrangements to disclose, in accordance with all of the provisions of the separate account’s portfolio holdings disclosure policy, the portfolio holdings of the separate account to the following recipients: Lipper, a Reuters company; Morningstar, Inc.; Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.; The Thomson Corporation; and Bloomberg L.P. No compensation was received by the separate account, Advisors or their affiliates as part of these arrangements to disclose portfolio holdings of the separate account.]

In addition, occasionally the separate account and Advisors disclose to certain broker-dealers the separate account’s portfolio holdings, in whole or in part, in order to assist the portfolio managers when they are determining the separate account’s portfolio management and trading strategies. These disclosures are done in accordance with the separate account’s portfolio holdings disclosure policy and are covered by confidentiality agreements.

The separate account sends summaries of its portfolio holdings to shareholders semi-annually as part of its annual and semi-annual reports. Full portfolio holdings are also filed with the SEC, and can be accessed from the SEC’s website at www.sec.gov approximately 60 days after the end of each quarter (through Forms N-CSR and N-Q). You can request more frequent portfolio holdings information, subject to the separate account’s policy as stated above, by writing to us at TIAA, [P.O. Box 4674, New York, NY 10164.]

MANAGEMENT

SEPARATE ACCOUNT MANAGEMENT COMMITTEE AND OFFICERS

The following table includes certain information about the separate account's Management Committee members ("Managers") and officers including positions held with the separate account, length of office and time served and principal occupations in the last five years. The table also includes the number of portfolios in the fund complex overseen by each Manager and certain directorships held by each of them. The first table includes information about the separate account's disinterested Managers and the second table includes information about the separate account's officers.

DISINTERESTED MANAGERS

Number of
Portfolios in
Fund
	Position(s)	Term of Office		Complex	Other
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Account	Time Served	During Past 5 Years	Manager	by Manager

Willard T. Carleton	Manager	Indefinite term.	Professor of Finance	60	None
4911 E. Parade Ground Loop		Manager since	Emeritus, University of
Tucson, AZ 85712-6623		2001.	Arizona, College of
Age: 70			Business and Public
Administration, 2001-
present. Formerly,
Donald R. Diamond
Professor of Finance,
University of Arizona,
1999-2001, and Karl L.
Eller Professor of
Finance, University of
Arizona, 1984-1999.
Trustee of TIAA, 1984-
2003.

Martin J. Gruber	Chairman of the	Indefinite term.	Nomura Professor of	60	Director, Scudder
New York University	Management	Manager since	Finance, New York		Investments (New
Stern School of Business	Committee	2001.	University, Stern School		York) Funds, Japan
Henry Kaufman Management			of Business, 1987-present.		Equity Fund, Inc.,
Education Center			Formerly, Chairman,		Singapore Fund,
44 West 4th Street, Suite 988			Department of Finance,		Inc., and Thai
New York, NY 10012			New York University,		Capital Fund, Inc.
Age: 67			Stern School of Business,
1989-1997 and trustee of
TIAA, 1996 – 2000.

Nancy L. Jacob	Manager	Indefinite term.	President and Managing	60	Director and
Windermere Investment		Manager since	Principal, Windermere		Chairman of the
Associates		2001.	Investment Associates,		Investment
121 S.W. Morrison Street			1997-present. Formerly,		Committee of the
Suite 925			Chairman and Chief		Okabena Company
Portland, OR 97204			Executive Officer, CTC		(financial services).
Age: 62			Consulting, Inc., 1994-
1997 and Executive Vice
President, U.S. Trust of
the Pacific Northwest,
1993-1998.

Bevis Longstreth	Manager	Indefinite term.	Retired Partner,	60	Member of the
Debevoise & Plimpton		Manager since	Debevoise & Plimpton.		Board of Directors
919 Third Avenue		2001.	Formerly, Partner (1970-		of AMVESCAP,

Number of
Portfolios in
Fund
	Position(s)	Term of Office		Complex	Other
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Account	Time Served	During Past 5 Years	Manager	by Manager

New York, NY 10022-6225			1981, 1984-1997) and Of		PLC and Chairman
Age: 71			Counsel (1998-2001) of		of the Finance
			Debevoise & Plimpton,		Committee of the
			Adjunct Professor at		Rockefeller Family
			Columbia University		Fund.
School of Law, 1994-
1999 and Commissioner
of the U.S. Securities and
Exchange Commission,
1981-1984.

Bridget A. Macaskill	Manager	Indefinite term.	Independent Consultant	60	Director, J
160 East 81st Street		Manager since	for Merrill Lynch, 2003-		Sainsbury plc (food
New York, NY 10028		2003.	present. Formerly,		retailer) and
Age: 56			Chairman, Oppenheimer		Prudential plc.
			Funds, Inc., 2000-2001.		International
			Chief Executive Officer,		Advisory Board,
			1995-2001; President,		British-American
			1991-2000; and Chief		Business Council.
Operating Officer, 1989-
1995 of that firm.

Maceo K. Sloan	Manager	Indefinite term.	Chairman, President and	60	Director, SCANA
NCM Capital Management		Manager since	Chief Executive Officer,		Corporation (energy
Group, Inc.		2001.	Sloan Financial Group,		holding company)
2634 Durham-Chapel Hill			Inc., 1991-present;		and M&F Bancorp,
Boulevard			Chairman and Chief		Inc.
Suite 206			Executive Officer, NCM
Durham, NC 27707			Capital Management
Age: 55			Group, Inc., since 1999;
and Chairman, CEO and
CIO, NCM Capital
Advisers Inc., 2003-
present.

Ahmed H. Zewail	Manager	Indefinite term.	Linus Pauling Chair	60	None
California Institute Of		Manager since	Professor of Chemistry
Technology		2004.	and Professor of Physics,
Arthur Amos Noyes Laboratory			Caltech, 1996-present;
of Chemical Physics			and Director, NSF
Mail Code 127-72			Laboratory for Molecular
1200 East California Boulevard			Sciences (LMS), Caltech,
Pasadena, CA 91125			1995-present.
Age: 58

OFFICERS

Position(s)
	Held with	Term of Office and	Principal Occupation(s)
Name, Address and Age	Account	Length of Time Served	During Past 5 Years

Herbert M. Allison, Jr.	President and	Indefinite term.	Chairman, President and Chief Executive Officer of TIAA
TIAA-CREF	Chief	President and Chief	since 2002. President and Chief Executive Officer of CREF,
730 Third Avenue	Executive	Executive Officer since	TIAA-CREF Mutual Funds, TIAA-CREF Institutional
New York, NY 10017-3206	Officer	2002.	Mutual Funds, TIAA-CREF Life Funds and TIAA Separate
Age: 61			Account VA-1 (these funds are collectively referred to as
the “TIAA-CREF Funds”) since 2002. Formerly, President
and Chief Executive Officer of Alliance for LifeLong

Position(s)
	Held with	Term of Office and	Principal Occupation(s)
Name, Address and Age	Account	Length of Time Served	During Past 5 Years

Learning, Inc., 2000 –2002. President, Chief Operating
Officer and Member of the Board of Directors of Merrill
Lynch & Co., Inc., 1997-1999. Member of the Board of
Directors, New York Stock Exchange.

Gary Chinery	Vice President	Indefinite term.	Vice President and Treasurer of TIAA and the TIAA-CREF
TIAA-CREF	and Treasurer	Vice President and	Funds since 2004. Vice President and Treasurer of
730 Third Avenue		Treasurer since 2004.	Advisors, TIAA-CREF Investment Management, LLC
New York, NY 10017-3206			(“Investment Management”), TIAA-CREF Individual and
Age: 55			Institutional Services, LLC (“Services”), Teachers Personal
Investors Services, Inc. (“TPIS”), TIAA-CREF Tuition
Financing, Inc. (“Tuition Financing”) and TIAA-CREF Life
Insurance Company (“TIAA-CREF Life”).

Scott C. Evans	Executive Vice	Indefinite term.	Executive Vice President since 1998 and Chief Investment
TIAA-CREF	President and	Executive Vice	Officer since 2004 of TIAA and the TIAA-CREF Funds
730 Third Avenue	Chief	President since 1998.	since 2003. President and Chief Executive Officer of
New York, NY 10017-3206	Investment	Chief Investment	Investment Management and Advisors and Director of
Age: 45	Officer	Officer since 2004.	Advisors and TIAA-CREF Life. Formerly, Executive Vice
President, CREF Investments.

I. Steven Goldstein	Executive Vice	Indefinite term.	Executive Vice President, Public Affairs, of TIAA and the
TIAA-CREF	President	Executive Vice	TIAA-CREF Funds since 2003. Formerly, Advisor for
730 Third Avenue		President since 2003.	McKinsey & Company, 2003; Vice President, Corporate
New York, NY 10017-3206			Communications for Dow Jones & Co. and The Wall Street
Age: 52			Journal, 2001 – 2002; and Senior Vice President and Chief
Communications Officer for Insurance Information
Institute, 1993 – 2001.

E. Laverne Jones	Vice President	Indefinite term.	Vice President and Corporate Secretary of TIAA and the
TIAA-CREF	and Corporate	Vice President and	TIAA-CREF Funds since 2001.
730 Third Avenue	Secretary	Corporate Secretary
New York, NY 10017-3206		since 2001.
Age: 55

Susan S. Kozik	Executive Vice	Indefinite term.	Executive Vice President and Chief Technology Officer of
TIAA-CREF	President	Executive Vice	TIAA and the TIAA-CREF Funds since 2003. Formerly,
730 Third Avenue		President since 2003.	Vice President of IT Operations and Services, Lucent
New York, NY 10017-3206			Technologies, 2000-2003; and Senior Vice President and
Age: 47			Chief Technology Officer, Penn Mutual Life Insurance
Company, 1997-2000.

George W. Madison	Executive Vice	Indefinite term.	Executive Vice President and General Counsel of TIAA and
TIAA-CREF	President	Executive Vice	the TIAA-CREF Funds since 2003. Formerly, Executive
730 Third Avenue		President since 2003.	Vice President, Corporate Secretary, and General Counsel
New York, NY 10017-3206			of Comerica Incorporated, 1997-2002.
Age: 51

Erwin W. Martens	Executive Vice	Indefinite term.	Executive Vice President, Risk Management, of TIAA and
TIAA-CREF	President	Executive Vice	the TIAA-CREF Funds since 2003. Director of Advisors,
730 Third Avenue		President since 2003.	Services, TPIS, Tuition Financing and TIAA-CREF Life
New York, NY 10017-3206			and Manager of Investment Management. Formerly,
Age: 48			Managing Director and Chief Risk Officer, Putnam
Investments, 1999-2003; and Head and Deputy Head of
Global Market Risk Management, 1997-1999.

Elizabeth A. Monrad	Executive Vice	Indefinite term.	Executive Vice President and Chief Financial Officer of
TIAA-CREF	President	Executive Vice	TIAA and the TIAA-CREF Funds since 2003. Executive
730 Third Avenue		President since 2003.	Vice President of TPIS, Services, Advisors, Investment
New York, NY 10017-3206			Management and Tuition Financing. Director of Advisors,
Age: 50			TPIS, Tuition Financing and TIAA-CREF Life. Manager of
Investment Management and Services. Executive Vice
President, Finance, Actuarial and Facilities of TIAA-CREF
Life. Formerly, Chief Financial Officer and Senior Vice

Position(s)
	Held with	Term of Office and	Principal Occupation(s)
Name, Address and Age	Account	Length of Time Served	During Past 5 Years

President of General Re (2000-2003), Chief Financial
Officer of its North American Reinsurance Operations
(1997-2000) and Corporate Treasurer. Director, Colgate-
Palmolive Company.

Frances Nolan	Executive Vice	Indefinite term.	Executive Vice President, Client Services, of TIAA and the
TIAA-CREF	President	Executive Vice	TIAA-CREF Funds since 2001. President, Chief Executive
730 Third Avenue		President since 2001.	Officer and Manager of Services. Director of TPIS, Tuition
New York, NY 10017-3206			Financing and TIAA-CREF Life. Formerly, Executive Vice
Age: 47			President, Retirement Services, CREF and TIAA, 2000-
2003; Vice President, Eastern Division, 1994-2000.

Dermot J. O’Brien	Executive Vice	Indefinite term.	Executive Vice President, Human Resources, of TIAA and
TIAA-CREF	President	Executive Vice	the TIAA-CREF Funds since 2003. Director, TIAA-CREF
730 Third Avenue		President since 2003.	Life. Formerly, First Vice President and Head of Human
New York, NY 10017-3206			Resources, International Private Client Division, Merrill
Age: 38			Lynch & Co., 1999-Feb. 2003; and Vice President and Head
of Human Resources—Japan Morgan Stanley, 1998-1999.

Bertram L. Scott	Executive Vice	Indefinite term.	Executive Vice President, Product Management, of TIAA
TIAA-CREF	President	Executive Vice	and the TIAA-CREF Funds since 2001. Chairman of the
730 Third Avenue		President since 2001.	Board, President and Chief Executive Officer of TIAA-
New York, NY 10017-3206			CREF Life. Director of TPIS; Manager of Services;
Age: 53			President and Director of Tuition Financing. Formerly,
President and Chief Executive Officer, Horizon Mercy,
1996-2000.

EQUITY OWNERSHIP OF MANAGERS

The following chart includes information relating to equity securities beneficially owned by TIAA Separate Account VA-1 Managers in the Separate Account and in all registered investment companies in the same "family of investment companies" as the Separate Account, as of December 31, 2003. The Separate Account's family of investment companies includes TIAA Separate Account VA-1, CREF, TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds (including the TIAA-CREF Lifecycle Funds) and TIAA-CREF Life Funds.

DISINTERESTED MANAGERS

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
	DOLLAR RANGE OF EQUITY	COMPANIES OVERSEEN BY MANAGER IN
	SECURITIES IN SEPARATE	FAMILY OF INVESTMENT
NAME OF MANAGER	ACCOUNT	COMPANIES

Willard T. Carleton	None	Over $100,000
Martin J. Gruber	None	Over $100,000
Nancy L. Jacob	None	Over $100,000
Bevis Longstreth	None	Over $100,000
Bridget A. Macaskill	None	$50,001 - $100,000
Maceo K. Sloan	None	Over $100,000
Ahmed H. Zewail	None	Over $100,000

COMPENSATION OF MANAGERS

[TO BE UPDATED]

The following table shows the compensation received from the Separate Account and the TIAA-CREF fund complex by each non-officer manager for the year ended December 31, 2003. The Separate Account's officers receive no compensation from any fund in the TIAA-CREF Fund complex. The TIAA-CREF fund complex consists of: CREF, TIAA Separate Account VA-1, TIAA-CREF Life Funds, TIAA-CREF Institutional Mutual Funds (including the TIAA-CREF Lifecycle Funds) and TIAA-CREF Mutual Funds, each a registered investment company.

DISINTERESTED MANAGERS

(3)
PENSION OR
RETIREMENT
	(2)	BENEFITS
	AGGREGATE	ACCRUED AS PART	(5)
	COMPENSATION	OF	TOTAL
	FROM	SEPARATE	COMPENSATION
(1)	SEPARATE	ACCOUNT	FROM FUND
NAME OF PERSON	ACCOUNT	EXPENSES	COMPLEX(1)

Willard T. Carleton	$______	$______	$______
Martin J. Gruber	$______	$______	$______
Nancy L. Jacob	$______	$______	$______
Bevis Longstreth(2)	$______	$______	$______
Bridget A. Macaskill	$______	$______	$______
Stephen A. Ross(3)	$______	$______	$______
Maceo K. Sloan	$______	$______	$______
Robert W. Vishny(3)	$______	$______	$______
Ahmed H. Zewail(4)	$______	$______	$______

(1)	Includes portion of fees attributed to service on the TIAA-CREF Mutual Funds Board, TIAA-CREF Institutional Mutual Funds Board, TIAA-CREF Life Funds Board, and the Management Committee of TIAA Separate Account VA-1.
(2)	This compensation, or a portion of it, was not actually paid based on prior election of manager to defer receipt of payment in accordance with the provisions of deferred compensation plan for non-officer managers. Excluding this year’s deferrals, a total of $ ______________ , including interest, earned across the fund complex has been deferred for prior years’ service through year-end 2004, for all current managers who had elected to defer their compensation.
(3)	These are former Managers.
(4)	Dr. Zewail was appointed as a Manager on June 16, 2004.

Managers who are active officers of TIAA do not receive any additional compensation for their services as managers.

RESPONSIBILITIES OF THE MANAGEMENT COMMITTEE

The Management Committee is responsible for overseeing the separate account's corporate policies and for adhering to fiduciary standards under the 1940 Act. Most significantly, the Management Committee is responsible for the initial approval and annual renewal of the separate account's investment management agreement with Advisors. In considering whether to initially approve the investment management agreement and renew the agreement annually thereafter, the Management Committee considered the investment management fee in light of a variety of factors, including (a) the capability of Advisors to provide the services required by the agreement; and (b) the reasonableness of the investment management fee and how this fee compared to fees paid by other similar variable annuities.

[Advisory agreement re-approval to be added for May 1, 2005 filing because approval meeting will be held in April 2005]

COMMITTEES

Every year the Management Committee appoints certain standing committees, each with specific responsibilities for aspects of TIAA Separate Account VA-1’s operations. Included among these are:

(1)	An Audit Committee, consisting solely of independent Managers who are not officers of TIAA Separate Account VA-1, which audits and examines the records and affairs of TIAA Separate Account VA-1 as it deems necessary, using independent auditors or others. The Audit Committee is charged with approving the appointment, compensation, retention (or termination) and oversight of the work of the independent auditors. The Audit Committee has adopted a formal written charter that is available upon request. During 2004, the Audit Committee held seven meetings. The current members of the Audit Committee are Mr. Sloan (chair), Dr. Carleton, Dr. Gruber and Ms. Macaskill.

(2)	A Finance Committee, which oversees the management of the TIAA Separate Account VA-1 investments subject to appropriate oversight by the full Management Committee. During 2004, the Finance Committee held four meetings. The current members of the Finance Committee are Dr. Gruber (chair), Dr. Carleton, Dr. Jacob, Mr. Longstreth, Ms. Macaskill, Mr. Sloan and Dr. Zewail.

(3)	A Corporate Governance and Social Responsibility Committee, consisting solely of independent Managers who are not officers of TIAA Separate Account VA-1, which addresses all corporate social responsibility and corporate governance issues, including the voting of proxies of portfolio companies of TIAA Separate Account VA-1 and the initiation of appropriate shareholder resolutions. During 2004, the Corporate Governance and Social Responsibility Committee held three meetings. The current members of the Corporate Governance and Social Responsibility Committee are Mr. Longstreth (chair), Dr. Carleton and Dr. Zewail.

(4)	An Executive Committee, which generally is vested with full Management Committee powers between meetings on matters not specifically addressed by the full Management

Committee. During 2004, the Executive Committee held no meetings. The current members of the Executive Committee are Dr. Gruber (chair), Dr. Jacob, Mr. Longstreth and Mr. Sloan.

(5)	A Nominating and Personnel Committee, consisting solely of independent Managers who are not officers of TIAA Separate Account VA-1, which nominates certain officers of TIAA Separate Account VA-1 and the standing committees of the Management Committee, and recommends candidates for election as managers. During 2004, the Nominating and Personnel Committee held five meetings. The Committee was disbanded in June 2004 and replaced by the Nominating and Governance Committee. The members of this committee at the time of its termination were Dr. Ross (chair), Dr. Carleton and Dr. Jacob.

(6)	A Nominating and Governance Committee, consisting solely of independent Managers who are not officers of TIAA Separate Account VA-1, which nominates certain TIAA Separate Account VA-1 officers and the members of the standing committees of the Management Committee, and recommends candidates for election as managers. The Committee was established in June 2004 and held three meetings during the remainder of the year. The current members of the Nominating and Governance Committee are Dr. Gruber, Dr. Jacob (chair), and Mr. Longstreth.

Investors can recommend for election to the management committee, and the Nominating and Governance Committee will consider, nominees by providing potential nominee names and background information to the Secretary of TIAA Separate Account VA-1. The Secretary's address is 730 Third Avenue, New York, New York 10017-3206.

PROXY VOTING POLICIES

     The separate account has adopted policies and procedures to govern its voting of proxies of portfolio companies. The separate account seeks to use proxy voting as a tool to promote positive returns for long-term shareholders. We believe that companies that follow good corporate governance practices and are responsive to shareholder concerns are more likely to produce better returns than those companies that do not follow these practices or act in such a manner.

     As a general matter, the Management Committee has delegated to Advisors responsibility for voting the proxies of the portfolio companies in accordance with Management Committee approved guidelines established by the Trustee Committee on Corporate Governance and Social Responsibility. Guidelines for proposals related to corporate governance proposals and social issues are articulated in the TIAA-CREF Policy Statement on Corporate Governance, attached as Appendix A to this SAI.

     Advisors has a team of professionals responsible for reviewing and voting each proxy. In analyzing a proposal, these professionals utilize various sources of information to enhance their ability to evaluate the proposal. These sources may include third-party proxy advisory firms, various corporate governance related publications and TIAA-CREF investment professionals. Based on their analysis of each proposal and guided by the TIAA-CREF Policy Statement on Corporate Governance, these professionals then vote in a manner intended solely to advance the interests of the funds’ shareholders. Occasionally, when a proposal relates to social or environmental concerns or governance issues not addressed in the TIAA-CREF Policy Statement on Corporate Governance, Advisors seeks guidance on how to vote from the Trustee Committee on Corporate Governance and Social Responsibility.

     The separate account believes there are no material conflicts of interest that interfere with their voting decisions. There may be rare instances in which a trustee or senior executive of the separate account, Advisors or Advisors’ affiliates is either a director or executive of a portfolio company. In such cases, this individual is required to recuse him- or herself from all decisions regarding the portfolio company.

     A report of proxies voted for the separate account is made quarterly to the separate account’s Management Committee and/or the Finance Committee, noting any proxies that were voted in exception to the TIAA-CREF Policy Statement on Corporate Governance.

A record of all proxy votes cast for the separate account for the 12-month period ended June 30, 2004 can be obtained, free of charge, at www.tiaa-cref.org, and on the SEC’s website at www.sec.gov. A record of the separate account’s proxy votes for the 12-month period ended June 30, 2005 will become available on August 31, 2005.

INVESTMENT ADVISORY AND RELATED SERVICES

INVESTMENT ADVISORY SERVICES

Investment advisory services and related services for the separate account are provided by personnel of Teachers Advisors, Inc. ("Advisors"). Advisors is registered as an investment adviser under the Investment Advisers Act of 1940. Advisors manages the investment and reinvestment of the assets of the separate account, subject to the direction and control of the Management Committee of the separate account. The advisory personnel of Advisors perform all research, make recommendations, and place orders for the purchase and sale of securities. Advisors also provides for all portfolio accounting, custodial, and related services for the assets of the separate account.

As described in the Prospectus, the investment management agreement between Advisors and the separate account provides for payment by the separate account of an investment advisory fee of 0.30% of assets annually. Currently, with Advisors waiving a portion of that fee, a daily deduction from the net assets of the separate account is made at an annual rate of 0.07% for expenses related to the management of the assets of the separate account.

For the years ended December 31, 2004, 2003, and 2002, the separate account paid investment advisory fees of $_________, $480,522, and $503,390, respectively. These fees reflect the waiver by Advisors of a portion of its investment advisory fee for the years ended December 31, 2004, 2003, and 2002, of $ _________, $1,578,607, and $1,653,731, respectively.

PERSONAL TRADING POLICY

The separate account, Advisors and Teachers Personal Investors Services, Inc. (“TPIS”) have adopted codes of ethics under Rule 17j-1 of the 1940 Act and under Rule 204A-1 of the Investment Advisers Act of 1940. These codes govern the personal trading activities of certain employees or

“access persons” and members of their households. While these individuals may invest in securities that may also be purchased or held by the separate account, they must also generally preclear and report all transactions involving securities covered under the codes. Some transactions they make must be reported and approved. In addition, access persons must generally send duplicates of all confirmation statements and other brokerage account reports to a special compliance unit for review. These codes of ethics have been filed with the SEC and may be obtained: (1) through the SEC’s Public Reference Room (call 1-202-942-8090 for more information; (2) through the EDGAR Database at www.sec.gov; (3) upon request at publicinfo@sec.gov; or (4) by writing the SEC’s Public Reference Section, Washington, DC 20549.

INFORMATION ABOUT SEPARATE ACCOUNT’S PORTFOLIO MANAGEMENT TEAM

STRUCTURE OF COMPENSATION FOR PORTFOLIO MANAGERS

Portfolio management team members are compensated through a combination of base salary, annual performance awards and long-term compensation awards. Currently, the annual performance awards and long-term compensation awards are based on the pre-tax investment performance of the funds and other investment vehicles the portfolio management team member manages, relative to the performance of the fund’s or other investment product’s benchmark index and peer group, for a weighted three-year period -- with the most weight given to the current year (two-thirds) and equal weighting given for the preceding two years (one-sixth each). In the future, we anticipate using a weighted four-year period. Competitive pay in the marketplace is also considered in determining total compensation. The size of the compensation pool available to pay portfolio management team members is based on corporate performance across the TIAA-CREF organization. Investment performance, as measured against investment benchmarks and peer groups for the weighted three-year period, is one of the key performance indicators for this assessment. Net flows are a small factor (less than 5%) in this assessment; therefore, the corporate pool of dollars from which portfolio managers are compensated is minimally affected by growth of fund assets and net fund flows.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

The following chart includes information relating to the portfolio management team members listed in the prospectus, such as other funds and accounts managed by them (registered investment companies and registered and unregistered pooled investment vehicles), total assets in those funds and accounts, and the dollar range of equity securities owned in each of the Funds they manage, as of December 31, 2004. None of the persons indicated below currently manages any other investment accounts.

[CHART TO BE FILED BY AMENDMENT]

POTENTIAL CONFLICTS OF INTEREST OF ADVISORS AND PORTFOLIO MANAGERS

Portfolio managers of the funds may also manage other registered investment companies, unregistered investment pools and investment accounts that might raise potential conflicts of interest. Advisors has put in place policies and procedures designed to mitigate any such conflicts. These include:

Aggregation and Allocation of Transactions. Advisors may, on occasion, aggregate or “bunch” orders of the funds and its other client accounts, in each case consistent with Advisors’ policy to seek best execution for all orders. Advisors has adopted procedures to ensure that the funds are afforded equal opportunity with Advisors’ other clients to receive investment allocations and that such allocations are provided to the funds and Advisors’ other client accounts in a manner that is consistent with Advisors’ fiduciary obligations.

Research. Advisors allocates brokerage commissions to brokers who provide execution and research services for the funds and some or all of Advisors’ other clients. Such research services may not always be utilized in connection with the funds or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services.

IPO allocation. Advisors has adopted procedures to ensure that it allocates initial public offerings to the funds and Advisors’ other clients in a fair and equitable manner, consistent with its fiduciary obligations to its clients.

Compensation. The compensation paid to Advisors for managing the funds, as well as its other clients, is based on a percentage of assets under management. Advisors is not paid performance-based fees for its management of the funds or any other client accounts. Advisors’ compensation structure therefore does not raise conflicts of interest that may arise when an investment adviser is paid management fees based on performance of some of its client’s accounts and not others.

ADMINISTRATIVE SERVICES

TIAA provides the administrative services for the separate account and the contracts. The current daily deduction for such services equates to [0.20%] of net assets annually. For the years ended December 31, 2004, 2003, and 2002, administrative expenses incurred were $________, $1,372,669, and $1,437,993, respectively.

ADVISORS AND TIAA

Advisors is a wholly-owned indirect subsidiary of TIAA. The main offices of both TIAA and Advisors are at 730 Third Avenue, New York, New York 10017- 3206. TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. TIAA is the companion organization of CREF, the first company in the United States to issue a variable annuity. Together, TIAA and CREF form the principal retirement system for the nation's education and research communities and the largest retirement system in the world, based on assets under management. TIAA-CREF serves approximately [2.5] million people. As of December 31, 2004, TIAA's assets were approximately $_____ billion; the combined assets for TIAA and CREF totaled approximately $ _____ billion.

TIAA holds all of the shares of TIAA-CREF Enterprises, Inc., which in turn holds all the shares of Advisors, and Teachers Personal Investors Services, Inc., the principal underwriter for the interests in the variable annuity contracts funded through the separate account. TIAA also holds all the shares of TIAA-CREF Investment Management, LLC ("Investment Management"). Investment Management provides investment advisory services to CREF. All of the foregoing are affiliates of the separate account and Advisors.

CUSTODY OF PORTFOLIO

The custodian for the assets of the separate account is Deutsche Bank Trust Company Americas, 60 Wall Street, New York, New York 10005.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as the separate account's independent registered public accounting firm and, in that regard, provides general auditing services for the separate account.

BROKERAGE ALLOCATION

Advisors is responsible for decisions to buy and sell securities for the separate account as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid. It is the intention of Advisors to place brokerage orders with the objective of obtaining the best price, execution, and available data. When purchasing or selling securities traded on the over-the-counter market, Advisors generally will execute the transaction with a broker engaged in making a market for such securities. When Advisors deems the purchase or sale of a security to be in the best interests of the separate account, its personnel may, consistent with their fiduciary obligations, decide either to buy or to sell a particular security for the separate account at the same time as for (i) a CREF account or any other account that they may also be managing on behalf of Investment Management, another investment adviser also affiliated with TIAA, or (ii) TIAA-CREF Life Funds, TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds or any other investment account whose assets Advisors may be managing. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made in an equitable manner.

Domestic brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made; some brokerage firms also provide research and statistical data, and research reports on particular companies and industries are customarily provided by brokerage firms to large investors. In negotiating commissions, consideration is given by Advisors to the quality of execution provided and to the use and value of the data. The valuation of such data may be judged with reference to a particular order or, alternatively, may be judged in terms of its value to the overall management of the separate account. The aggregate amount of brokerage commissions paid by the separate account during 2004, 2003, and 2002 was $________, $9,687, and $24,491, respectively.

Advisors may place orders with brokers providing research and statistical data services even if lower commissions may be available from brokers not providing such services. When doing so, Advisors will determine in good faith that the commissions negotiated are reasonable in relation to the value of the brokerage and research provided by the broker viewed in terms of either that particular transaction or of the overall responsibilities of Advisors to the separate account or other clients. In reaching this determination, Advisors will not necessarily place a specific dollar value on the brokerage or research services provided nor determine what portion of the broker's compensation should be related to those services.

The following table shows the aggregate amount of brokerage commissions paid to firms that provided research services in 2004, as well as an estimate of the amount paid for those research services. Note that the provision of research services was not necessarily a factor in the placement of all this business with these firms.

AGGREGATE
$ AMOUNT OF
COMMISSIONS
PAID TO FIRMS
THAT PROVIDED
FUND	RESEARCH SERVICES

Stock Index Account	$_______

Research or services obtained for the separate account may be used by Advisors in managing other investment company accounts. The research or services obtained may also be used by Investment Management in managing CREF. Under each such circumstance, the expenses incurred will be allocated in an equitable manner consistent with Advisors' fiduciary duty to the separate account.

During 2004, the separate account acquired securities of certain of its regular brokers or dealers or their parents, where the parent derives more than 15% of its total income from securities-related activities. These entities and the value of the securities of these entities held by the separate account as of December 31, 2004, are set forth below:

[TO BE UPDATED]

A. REGULAR BROKER OR DEALER BASED ON BROKERAGE COMMISSION PAID

$

B. REGULAR BROKER OR DEALER BASED ON ENTITIES ACTING AS PRINCIPAL

$

PERIODIC REPORTS

Prior to the time an entire accumulation has been withdrawn in cash or transferred to the fixed account a contractowner will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;
(2)	the number and dollar value of accumulation units in the separate account credited to the contractowner during the quarter and in total;
(3)	cash withdrawals from the separate account during the quarter; and
(4)	any transfers between the separate account and the fixed account during the quarter.

The separate account also will transmit to contractowners, at least semi-annually, reports showing the financial condition of the separate account and a schedule of investments held in the separate account in which they have accumulations.

GENERAL MATTERS

ASSIGNMENT OF CONTRACTS

You can assign the contract at any time.

PAYMENT TO AN ESTATE, GUARDIAN, TRUSTEE, ETC.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity not a natural person. Neither TIAA nor the separate account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

BENEFITS BASED ON INCORRECT INFORMATION

If the amounts of benefits provided under a contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the separate account, appropriate adjustments will be made.

PROOF OF SURVIVAL

We reserve the right to require satisfactory proof that anyone named to receive benefits under a contract is living on the date payment is due. If this proof is not received after a request in writing, the separate account will have the right to make reduced payments or to withhold payments entirely until such proof is received.

STATE REGULATION

TIAA and the separate account are subject to regulation by the New York State Superintendent of Insurance ("Superintendent") as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA and the separate account must file with the Superintendent both quarterly and annual statements on forms promulgated by the New York State Insurance Department. The separate account books and assets are subject to review and examination by the Superintendent and the Superintendent's agents at all times, and a full examination into the affairs of the separate account is made at least every five years. In addition, a full examination of the separate account's operations is usually conducted periodically by some other states.

LEGAL MATTERS

All matters of applicable state law pertaining to the contracts, including TIAA's right to issue the contracts, have been passed upon by George W. Madison, Executive Vice President and General Counsel of TIAA. Sutherland Asbill & Brennan LLP, Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The financial statements of TIAA and the separate account included in this SAI have been audited by Ernst & Young LLP, independent registered public accounting firm, as stated in their reports appearing herein (which report on the financial statements of TIAA expresses an opinion that such financial statements are presented in conformity with statutory accounting practices, a comprehensive basis of accounting, and not in conformity with generally accepted accounting principles), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

ADDITIONAL INFORMATION

A Registration Statement has been filed with the SEC, under the 1933 Act, with respect to the contracts discussed in the Prospectus and in this SAI. Not all of the information set forth in the Registration Statement, amendments, and exhibits thereto has been included in the Prospectus or this SAI. Statements contained herein concerning the contents of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.

OTHER INFORMATION

Mr. William H. Waltrip, a trustee of TIAA, and Professor Stephen A. Ross, a manager of the separate account and the other TIAA-CREF registered investment companies (together the “TIAA-CREF Funds”), resigned from their respective boards on November 30, 2004.

On August 1, 2003, the valuation practice, a non-auditing practice of Ernst & Young, LLP (“E&Y”), the independent auditor to TIAA and the TIAA-CREF Funds, entered into an agreement with a company owned by the two trustees among others, a majority of which was owned by Professor Ross. The business relationship was created to develop intellectual property and related services to value corporate stock options. The aggregate amount paid by E&Y to the company under this agreement was approximately $1.33 million of which Professor Ross received, or will receive, approximately $335,000 (of which $60,000 represented reimbursement of expenses and $25,000 represented repayment of a loan he made to the company). Mr. Waltrip has not received any payment from the company. The agreement and business-activity thereunder was terminated on August 20, 2004 and a dissolution agreement was signed as of November 17, 2004.

E&Y informed TIAA and the Funds that the business relationship between E&Y and the company owned by the trustees was not in accordance with the auditor independence standards of Regulation S-X and the Public Company Accounting Oversight Board. E&Y also notified the SEC and the Audit Committees of TIAA and the TIAA-CREF Funds of this business relationship. The Audit Committees consist entirely of independent trustees having no business relationships with TIAA, the Funds or E&Y.

The Audit Committees of TIAA and the TIAA-CREF Funds, and E&Y, each determined that the trustee’s business relationship with E&Y did not compromise E&Y’s independence from either TIAA or the TIAA-CREF Funds or the integrity or objectivity of the respective audits for 2003 and 2004. This determination was based on, among other things, the fact that the E&Y audit team was not aware of the business relationship when they issued the 2003 audit opinions on the financial statements of TIAA and the TIAA-CREF Funds and the business activity under the agreement was ceased in 2004 upon identification of the matter. Professor Ross and Mr. Waltrip had no other functions or responsibilities as Board members that would have caused them to have direct dealings with the E&Y audit team. Professor Ross and Mr. Waltrip were not members of the Audit Committees.

TIAA and the TIAA-CREF Funds have distributed a request for proposal to four major accounting firms and are currently evaluating each firm’s requisite capacity and expertise to perform audit services for TIAA and/or the TIAA-CREF Funds. TIAA and/or the TIAA-CREF Funds have also taken steps to ensure that their respective trustees will identify promptly any business relationships that may bring the independence of the outside auditors into question. These steps include revising their officers and trustees questionnaires, improving the questionnaire review process, receiving quarterly auditor independence certifications, and enhancing continuing education for all trustees regarding SEC matters.

On December 6, 2004, the staff of the SEC informed TIAA and the TIAA-CREF Funds that it is conducting an informal inquiry into the E&Y auditor independence matter. TIAA and the TIAA-CREF Funds intend to fully cooperate with the SEC staff in connection with the informal inquiry.

FINANCIAL STATEMENTS

The audited financial statements of the separate account and TIAA follow.

The financial statements of TIAA should be distinguished from the financial statements of the separate account and should be considered only as bearing upon the ability of TIAA to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

[Financial statements to be filed by amendment]

Appendix A

TIAA-CREF Policy Statement on Corporate Governance

Introduction

Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF) is a long-term investor in the U.S. and international equity markets. We recognize that the development, vitality and integrity of public corporations are critical to the strength of TIAA-CREF’s investments and to the country’s overall economy and society. We believe that sound corporate governance contributes significantly to long-term corporate performance. Accordingly, we conceive our fiduciary responsibility to our shareholders and participants to require that we be advocates for better corporate governance—both as a means to improve long-term value for our participants and to foster the investor confidence necessary for the long-term viability of the free market system.

TIAA-CREF’s views on corporate governance are founded on our conviction that good corporate governance should maintain the appropriate balance between the rights of shareholders—the owners of the corporations—and the needs of the board and management to direct and manage effectively the corporation’s affairs. A sound governance structure should reinforce a culture of corporate integrity, contribute to the identification and pursuit of long-term strategic goals of growth and profit and, most importantly, ensure continuity of strong leadership. At the same time, it should provide an active and vigilant line of defense against breaches of integrity and abuses of authority.

This Policy Statement sets forth our views as to what good corporate governance means in an ever-changing economic environment and presents our voting guidelines on major proxy issues. We expect that the statement will serve as a basis for dialogue with boards of directors and senior managers, with the objectives of improving corporate governance practices and increasing long-term shareholder value.

This is the fourth edition of this document, which is revised periodically by the Corporate Governance and Social Responsibility Committees of the TIAA-CREF boards. We note that this revision reflects our reaction to recent major corporate governance failures and market dysfunction and to the regulatory and legislative responses they provoked. New reforms, including the Sarbanes-Oxley legislation and the amended listing requirements of the major U.S. exchanges, have materially affected the market place and investor expectations. These reforms have served to codify into law and regulation many principles and policies that TIAA-CREF has long endorsed—a development our participation in the regulatory process helped to produce.

This statement reflects recent experience and strengthens and clarifies our corporate governance principles, to make them more useful to corporate managements, boards of directors, other shareholders and market participants. We place particular priority on three areas that were generally recognized as sources of significant and continuing corporate governance deficiencies: 1) the failure of boards of directors to play their required oversight role; 2) the failure of some professional advisors, including public accountants, law firms, investment bankers and consultants, to discharge their responsibilities properly, and 3) the failure of many investors, particularly institutional investors, to exercise effectively their rights and responsibilities or even to be heard on matters of corporate governance importantly affecting them. Our new policy initiatives reinforce and supplement the reforms announced to date and help to ensure that the spirit of these reforms is incorporated into practice.

Although many of the specifics in this statement relate principally to companies incorporated in the United States, the broad principles apply to all public corporations in which TIAA-CREF might invest. TIAA-CREF’s portfolio has been diversified internationally for many years, and we have played a significant role in efforts to improve global standards of corporate governance. We will continue to promote principles and practices of good corporate governance outside the United States, as explained in the section on global standards.

The Board of Directors

The primary responsibility of the board of directors is to foster the long-term success of the corporation, consistent with its fiduciary responsibility to shareholders and its obligations to regulators. To carry out this responsibility, the board must ensure that it is independent and accountable to shareholders and must exert authority for the continuity of executive leadership with proper vision and values. The board is singularly responsible for the selection and evaluation of the corporation’s chief executive officer and included in that evaluation is assurance as to the quality of senior management. The board should also be responsible for the review and approval of the corporation’s long-term strategy, the assurance of the corporation’s financial integrity, and the development of equity and compensation policies that motivate management to achieve and sustain superior long-term performance.

The board should put in place structures and processes that enable it to carry out these responsibilities effectively. Certain issues may be delegated appropriately to committees, including the audit, compensation and corporate governance/nominating committees, to develop recommendations to bring to the full board. Nevertheless, the board maintains overall responsibility for the work of the committees and the long-term success of the corporation.

TIAA-CREF puts major focus on the quality of the board of directors. Accordingly, while we normally vote for the board’s nominees, we will vote for alternative candidates when our analysis indicates that those candidates will better represent shareholder interests. We will withhold our vote from unopposed candidates when their record indicates that their election to the board would not be in the interest of shareholders. We also will withhold our vote from unopposed directors when the board as a whole has acted contrary to legitimate shareholder concerns.

A. Board Membership

1. Director Independence. The Board should be comprised of a substantial majority of independent directors. This is a prime example of a principle long espoused by TIAA-CREF and now accepted by mainstream boards and senior managements. Going forward, TIAA-CREF will focus on how company boards interpret and implement the new exchange listing requirements as reflected by their actions and corporate governance positions and will encourage board practices that promote a spirit and culture of true independence and vitality.

More specifically, the definition of independence should extend beyond that incorporated in amended listing standards of the exchanges. We believe independence means that a director and his or her immediate family have no present or former employment with the company, nor any substantial connection of a personal or financial nature (other than equity in the company or equivalent stake) to the company or its management that could in fact or in appearance compromise the director’s objectivity and loyalty to shareholders. To be independent, the director must not provide, or be affiliated with any organization that provides goods or services for the company if a reasonable, disinterested observer could consider the relationship substantial.

True independence depends upon these and other factors that may not be readily discerned by shareholders. In view of the importance of independence, non-management directors should evaluate the independence of each of their fellow directors based on all information available to them and should disclose to shareholders how they determine that directors are capable of acting independently.

2. Director Qualifications. The board should be comprised of individuals who can contribute business judgment to board deliberations and decisions, based on their experience in relevant business, management disciplines or other professional life. Directors should reflect a diversity of background and experience, and at least one director should qualify as a financial expert for service on the audit committee. Each director should be prepared to devote substantial time and effort to board duties, taking into account other executive responsibilities and board memberships.

3. Board Alignment with Shareholders. Directors should have a direct, personal and material investment in the common shares of the company so as to align their attitudes and interests with those of public shareholders. The definition of a material investment will vary depending on directors’ individual circumstances. Director compensation programs should include shares of stock or restricted stock. TIAA-CREF discourages stock options as a form of director compensation; their use is less aligned with the interests of long-term equity owners than other forms of equity.

4. Director Education. Directors should continuously take steps through director education to improve their competence and understanding of their roles and responsibilities and to deepen their exposure to the company’s businesses, operations and management. The company should disclose whether directors are participating in such programs. New directors should receive comprehensive orientation, and all directors should receive periodic updates concerning their responsibilities or participate in periodic director education programs. Companies may develop and conduct such programs internally and may encourage directors to participate in independent programs available for director education through universities and organizations with a history of providing excellent education.

5. Disclosure of Any Monetary Arrangements. The Board should approve and disclose to shareholders any monetary arrangements with directors for services outside normal board activities.

B. Board Responsibilities

1. Fiduciary Oversight. The board must exercise its fiduciary responsibilities in the best interests of the corporation and its shareholders. In addition to ensuring that corporate resources are used only for appropriate business purposes, the board should be a model of integrity and inspire a culture of high ethical standards. The board should mandate strong internal controls, avoid board member conflicts of interest, and promote fiscal accountability and compliance with all applicable laws and regulations. The board should develop a clear and meaningful set of governance principles and disclose them to shareholders on the company’s website, as well as in the annual report or proxy statement. The board also should develop procedures that require that it be informed of violations of corporate standards. Finally, through the audit committee, the board should be directly engaged in the selection and oversight of the corporation’s external audit firm.

2. CEO Selection and Succession Planning. The development, selection and evaluation of executive leadership are among the most important decisions the board will make. Continuity of strong executive leadership with proper values is critical to corporate success. Under such leadership, companies have the best opportunity to succeed and benefit shareholders. Indifferent or weak leadership over time allows the best of business positions to erode and a company’s fortunes to decline. To ensure the long-term success of the company and its shareholders, it is imperative that the board develop, select and support strong corporate leadership.

This process depends upon a thorough and effective management development and succession plan, and a sound evaluation process. The succession plan should identify high-potential executives and provide them with career development opportunities to advance in increasingly responsible positions. A thoughtful and deliberate succession plan will result in a pool of senior managers who have the experience and demonstrated capabilities to succeed as the Chief Executive Officer.

The evaluation process should be ongoing and should reflect a clear understanding between the board and the CEO regarding the corporation’s expected performance, including specific objectives and measures for CEO performance.

3. Strategic Planning. The board should review the company’s strategic plan at least annually. The strategic allocation of corporate resources to each of the company’s businesses is critical to its future success. Strategic plan reviews should include assessments of a) markets, products and customers for each major business segment; b) competitive strengths and weaknesses of the company; c) opportunities and threats confronting the company; d) key success factors and other elements necessary to maintain a competitive advantage; e) human resource management issues; and f) a projection of the firm’s financial resources, which ensures flexibility and includes sufficient availability of capital needed to achieve its strategic objectives.

4. Equity Policy. The board should develop an equity policy that reflects its broad philosophy regarding the proportion of stock that the company intends to be available for executive compensation and communicate that policy to shareholders. The board should establish limits on the number of shares to be available for option programs, as measured by potential dilution, and should disclose the terms of those programs. As equity-based compensation has become an increasingly important part of executive compensation, it has claimed an increasingly larger share of the equity base of the corporation—in many cases far more than shareholders would have approved or the board may have intended. A well-designed equity policy will help to prevent such results and ensure that compensation is appropriately linked to both corporate performance and corporate resources.

C. Board Structure and Processes

1. Role of the Chairman. The board should organize its functions and conduct its business in a manner that enables it to carry out its responsibilities consistent with good governance principles. Thus, it should ensure that it is the focal point for accountability of the CEO and management of the company. In the absence of special circumstances, we would leave to the discretion of the board whether to separate the positions of CEO and chairman. However, when the board chooses not to separate the positions, it should designate a lead or presiding director who would preside over executive sessions of independent directors and, if the board determines it to be appropriate, would participate actively in the preparation of board agendas. The board should encourage full discussion of all issues before the board and provide appropriate resources for board members so that they may prepare for meetings.

2. Committee Structure. The board should delegate certain functions to committees. Under new regulations, three key committees must be comprised exclusively of independent directors: the audit committee, the compensation committee, and the corporate governance/nominating committee. The new requirements have also greatly expanded the responsibilities and necessary competencies of audit committee members. The credibility of the corporation will depend in part on the vigorous demonstration of independence by the committees and their chairs. Committees should have the right to retain and evaluate outside consultants and to communicate directly with staff below the senior level.

The committees should report back to the board on important issues they have considered and upon which they have taken action. The audit, compensation and corporate governance/ nominating committees should meet in executive session on a regular basis with inclusion of management personnel, if appropriate because of issues under discussion, and also without such personnel being present. If the company receives a shareholder proposal, the committee most appropriate to consider the matter should review the proposal and the management response to it. Each committee should create and disclose to shareholders a clear and meaningful charter specifying its role and responsibilities, including the following:

• Audit Committee

The audit committee plays a critical role in ensuring the corporation’s financial integrity and consideration of legal and compliance issues. It represents the intersection of the board, management, independent auditors, and internal auditors, and it has sole authority to hire and fire the corporation’s independent auditors. When selecting auditors, the committee should consider the outside firm’s independence. The committee should ensure that the firm’s independence is not compromised by the provision of non-audit services. The committee should establish limitations on the type and amount of such services that the audit firm can provide. The committee should also consider imposing limitations on the corporation’s ability to hire staff from the audit firm and requiring periodic rotation of the outside audit firm.

In addition to selecting the independent auditors and ensuring the quality and integrity of the company’s financial statements, the audit committee is responsible for the adequacy and effectiveness of the company’s internal controls and the effectiveness of management’s process to monitor and manage business risks facing the company. The committee should establish a means by which employees can communicate directly with committee members and should ensure that the company develops, and is in compliance with, ethics policies and legal and regulatory requirements.

• Compensation Committee

Executive compensation practices provide a window into the effectiveness of the board. Through the compensation committee, the board should implement rational compensation practices that respond to the company’s equity policy, including conditional forms of compensation that motivate managers to achieve performance that is better than that of a peer group. They should not be driven by accounting treatment or the pursuit of short-term share price results. Compensation should reward only the creation of genuine and sustainable value. With shareholders’ interest and fairness in mind, the committee should develop policies and practices regarding cash pay, the role of equity-based compensation, fringe benefits and senior management employment contracts, severance and payments after change of control. All policies should be disclosed to shareholders upon adoption by the full board. As described later in this statement, TIAA-CREF has developed guidelines for the specific components of executive compensation.

• Corporate Governance/Nominating Committee

The corporate governance/nominating committee is responsible for ensuring that the corporation has an engaged and vital board of directors. The committee should be charged to make recommendations related to the preparation of corporate governance principles; director qualifications and compensation; board and committee size, structure, composition and leadership; board and committee effectiveness; and director independence evaluation and director retirement policy. It should also be responsible for succession planning. The committee should also consider how new regulatory requirements affecting corporate governance should change company practices.

3. Executive Sessions. The board should hold routinely scheduled executive sessions at which management, including the CEO, is not present. These meetings should help to facilitate a culture of independence, providing directors with an opportunity to engage in open discussion of issues that might otherwise be inhibited by the presence of the CEO or management. Executive sessions should also be used to evaluate CEO performance and discuss CEO compensation.

4. Board Evaluation. The board should conduct regular evaluations of its performance and that of its key committees. Such evaluations should be designed to improve the board’s effectiveness and enhance its engagement and vitality. They should be based on criteria defined in the board’s governance principles and its committee charters and should include a review of the skills, experience and contributions represented in the boardroom. In addition to director orientation and education, the board should consider other ways to improve director performance, including individual director performance evaluations.

5. Annual Elections. All directors should stand for annual election to the board. A classified board structure at a public company can be a significant impediment to a free market for corporate control, particularly in combination with other takeover defenses, such as a “poison pill” shareholder rights plan. Moreover, a classified board structure can restrict a board’s ability to remove expeditiously an ineffective director.

6. Board Schedule and Meeting Agendas. The board should establish schedules and agendas for the full board and its committees that anticipate business “rhythms” and normal recurring agenda items. They should specify the dates of meetings and subjects to be covered at each meeting and should ensure that all relevant materials are provided to members well before each meeting. This will enable directors to be prepared and vigorously engaged in meetings and the staff to be prepared to respond to the needs and concerns of the board and its committees. Meeting agendas should allow sufficient time to discuss important issues thoroughly.

7. Indemnification and Liability. Directors should be held accountable to the shareholders and the corporation for willful or gross negligence of their duty of loyalty and their duty of care and should not obtain insurance for these types of conduct. Exclusive of this, the corporation should be free to indemnify directors for legal expenses and judgments in connection with their service as directors.

8. Board Size. The board should be large enough to allow key committees to be staffed with independent directors but small enough to allow all views to be heard and to encourage the active participation of all members.

9. Director Retirement Policy. Although TIAA-CREF does not support arbitrary limitations on the length of director service, we believe the board should establish a director retirement policy. A fixed director retirement policy will contribute to board vitality.

Shareholder Rights and Responsibilities

As owners of the corporation, shareholders have a unique relationship to the board and management. Unlike other groups that do business with the corporation (e.g., customers, suppliers, lenders and labor), common stock shareholders do not and cannot have contractual protection of their interests. Instead, they must rely on the board of directors, whom they elect, and on their right to vote at shareholder meetings. To protect their long-term economic interests, shareholders have a responsibility to monitor the conduct of the board of directors and exercise their voting rights by casting thoughtful and informed proxy votes that enhance the financial interests of their investors. In view of the importance of the board of directors, shareholders should withhold votes from unopposed directors where the individual or the board as a whole has acted contrary to legitimate shareholder concerns.

Although the proxy vote is the key mechanism by which shareholders play a role in the governance of the corporation, it is appropriate for institutional investors that are entrusted with the investment funds of others to be active shareholders and promote more effective corporate governance in the companies in which they invest. Institutional investors should also ensure that their own internal corporate governance practices meet high standards of accountability, transparency and fiduciary responsibility.

TIAA-CREF votes its proxies in accordance with the following principles, which are intended to promote shareholder rights and enhance shareholder value:

1. Each Director Represents All Shareholders. Shareholders should have the right to expect that each director is acting in the interests of all shareholders and not the interest of a dominant shareholder or a particular stakeholder.

2. One Share-One Vote. Shareholders should have the right to a vote in proportion to their economic stake in the company. Each share of common stock should have one vote. The board should not create multiple classes of common stock with disparate or “super” voting rights, nor should it give itself the discretion to cap voting rights or reduce the proportional impact of larger shareholdings.

3. Confidential Voting. Shareholders should be able to cast proxy votes in a confidential manner to a proxy tabulator independent of management, except in circumstances of a contest for control. Confidential voting protects shareholders from undue influences in making voting decisions.

4. Majority Requirements. Shareholders should have the right to approve matters submitted for their consideration with a simple majority of the shares voted. The board should not impose super-majority voting requirements, except if necessary to protect the interests of minority stockholders where there is a single dominant shareholder.

5. Abstention Votes. Shareholder votes cast “for” or “against” a proposal should be the only votes counted. Votes cast to abstain should not be counted, except for purposes of determining whether a quorum requirement is met.

6. Authorization of Stock. Shareholders should have the right to approve increases in the authorized number of common shares. Shareholders should ensure that such increases are intended for a valid corporate purpose and are not to be used in a manner inconsistent with shareholder interests; for example, as in an excessively generous equity compensation plan.

7. Fair Price Provisions. All shareholders should receive equal financial treatment. TIAA-CREF supports “fair price” provisions and measures to limit the corporation’s ability to buy back shares from a particular shareholder at higher-than-market prices. Similarly, we support the elimination of pre-emptive rights, which can impede a corporation’s ability to raise capital efficiently. Exceptions may be made in those cases where an independent analysis indicates that such rights have a distinct value to shareholders, as they sometimes do in jurisdictions outside the United States.

8. Anti-takeover Provisions. Shareholders should have the right to approve any action that alters the fundamental relationship between the shareholders and the board. Companies should make a compelling case prior to adopting shareholder rights plans (“poison pills”) and other anti-takeover measures, articulating their potential benefits to shareholders. We believe that any anti-takeover measure should have reasonably short expiration periods of no longer than three years. We strongly oppose anti-takeover provisions that contain “continuing director” or “deferred redemption” provisions that seek to limit the discretion of a future board to redeem the plan.

9. Incorporation Site. Shareholder interests should be protected, regardless of the corporation’s domicile. Many jurisdictions have adopted statutes that protect companies from unfriendly takeovers, in some cases through laws that obscure or dilute directors’ fiduciary obligations to shareholders. TIAA-CREF will not support reincorporations to a new domicile if we believe the motivation is to take advantage of laws or judicial interpretations that reduce shareholder rights. We encourage boards to opt out of coverage under local laws mandating special anti-takeover protection.

10. Shareholder Access to the Board. Shareholders should have the ability to communicate effectively with the board of directors. Formal procedures should be created to enable shareholders to communicate their views and concerns directly to board members. The board of directors is responsible for representing shareholders’ interests. When the board fails to fulfill its governance responsibilities, shareholders should consider other means to ensure board responsiveness, including challenges to the current board.

11. Bundled Issues. Shareholders should have the right to vote on separate and distinct issues. The board should not combine disparate issues and present them for a single vote.

Executive Compensation

As described earlier, the board is responsible for ensuring that a compensation program is in place which will attract, retain and motivate strong management and which complies with the board’s equity policy. TIAA-CREF believes that aligning the rewards of employees with those of shareholders will enhance the long-term performance of the corporation, and compensation programs that are based on performance can play the critical role in this alignment. Thus, TIAA-CREF encourages the board to work with consultants who are independent of management to develop carefully designed cash pay, stock-based compensation and fringe benefit programs that are clearly understood by management and shareholders, and based on the following principles:

1. Compensation plans should be reasonable and fair by prevailing industry standards and able to withstand the critical scrutiny of investors, employees and the public at large.

2. Compensation plans should be understandable and appropriate to the corporation’s size, complexity and performance.

3. Disclosure to shareholders about executive compensation should be full and complete and should be adequate to enable a reasonably sophisticated investor to evaluate and assess the total compensation package as well as particular elements.

4. In setting compensation levels and incentive opportunities, the board should consider the individual’s experience, expertise, responsibilities and goals and objectives, in addition to overall corporate performance. The board should also consider comparative industry pay levels. However, surveys should be considered cautiously. Surveys that appear to call for stock option use inconsistent with the board’s equity policy or clearly in excess of levels that can be explained to shareholders should be disregarded.

5. Compensation plans should encourage employees to achieve performance objectives and in so doing, create long-term shareholder value subject to appropriate consideration of the firm’s reputation, integrity and ethical standards.

6. Compensation plans should be objectively linked to appropriate parameters of company performance, such as earnings, return on capital or other relevant financial or operational measures that are within the control of the executives who will receive the pay. Compensation plans should be based on a performance measurement cycle that is consistent with the business cycle of the corporation.

A. Equity-based Compensation

Shareholder interests are greatly affected by equity-based compensation plans. Equity-based compensation can be a critical element of compensation and can provide the greatest opportunity for the creation of wealth for managers whose efforts contribute to the creation of value for shareholders. Thus, equity-based compensation plans can offer the greatest incentives. At the same time, they can offer significant incentives for abuse. There is a need for regulatory organizations to require realistic accounting of the cost of equity-based plans to the company so as to eliminate the excesses that have diminished the usefulness of these plans to shareholders. As a matter of public policy, TIAA-CREF strongly advocates comprehensive disclosure and realistic accounting of equity-based plans, with the cost charged to the income statement. Further, we urge companies to consider the following principles when developing equity-based compensation plans:

1. The use of equity in compensation programs should be limited by the equity policy developed by the board of directors.

2. Equity-based plans should fully disclose the size of grants, potential value to recipients, cost to the company, and plan provisions that could have a material impact on the number and value of shares distributed. Disclosure should also include information about the extent to which individual managers have hedged or otherwise reduced their exposure to changes in the company’s stock price.

3. All plans that provide for the distribution of stock or stock options to employees and/or directors should be submitted to shareholders for approval.

4. Equity-based plans should emphasize restricted stock awards. Restricted stock more closely aligns the interests of executives with shareholders (as opposed to option grants), and the value to the recipient and cost to the corporation can be determined easily and tracked continuously.

5. Equity-based plans should make judicious use of stock option grants. When used in excess, option grants can provide management with incentives to promote the company’s stock price without necessarily improving its performance or long-term value. When stock options are awarded, a company should develop plans for performance-based options, which set performance hurdles to achieve vesting; premium options, with vesting dependent on attainment of a pre-determined appreciation of stock; and/or indexed options, with a strike price tied to an index. Accounting rules should provide a “level playing field” for consideration of these alternatives; fixed-price options should not receive more favorable accounting treatment. Companies should also require that stock obtained through exercise of options be held for substantial periods of time, apart from sales permitted to meet tax liabilities produced by such exercise.

6. Equity-based plans should specifically prohibit or severely restrict “mega grants,” which are grants of stock options of a value, at the time of grant, greater than a reasonable and explainable multiple of the recipient’s total cash compensation.

7. Equity-based plans should prohibit the issuance of stock or stock options that are timed to take advantage of non-public information with significant short-term implications for the stock price.

B. Fringe Benefits and Severance Agreements

Fringe benefits are an important component of the compensation plan and can have a significant impact on shareholders. They can be extremely complex, with high potential for unintended and unearned value transfer to management, and with unanticipated cost to the company. When developing fringe benefit plans, the board should be guided by the same principles of disclosure, reasonableness and fairness that guide development of other compensation plan components.

More specifically, pension plans and executive contracts provide opportunities for earnings transfer and corporate liabilities that must be carefully controlled. Executive pension plans should provide for retirement income formulas that are comparable (as a percentage of final average pay) to that of employees throughout the organization. Supplemental executive retirement plans (SERPs) may be used to supplement “qualified” pension entitlement to allow this total to be achieved; however, SERPs should not be used to enhance retirement benefits beyond that which is reasonable. The following principles should guide the development of SERPs:

1. The eligibility requirements and terms of all SERPs should be fully disclosed.

2. The value of the supplemental payment to which each eligible proxy-level executive is entitled should be estimated and disclosed.

3. “Constructive credit” should be used to replicate full service credit not exceed it.

4. Lump-sum distributions of the SERPs should be allowed; the discount rate used to calculate the lump-sum value of the pension entitlement should approximate the reinvestment rate available at retirement and should be disclosed.

5. The total cost of all supplemental plan obligations should be estimated and disclosed.

Executive contracts and their costs also should be disclosed. Although they can be of substantial value to the corporation and its shareholders, they generally include severance arrangements that may produce substantial continuing obligations that go beyond reasonable parameters. Companies should not provide excessive perquisites during employment or in the post-retirement period. Severance arrangements should not provide contractual payments to executives who are terminated for misconduct, gross mismanagement or other reasons constituting a “for cause” termination. As in other areas, reasonableness, competitive practice, and full disclosure are requirements, and such contracts should protect the interests of the company as well as the executive.

Role of Independent Advisors

Independent advisors, including public accountants, law firms, investment bankers and consultants can be critical to the effectiveness of corporate governance and enhance the legal and regulatory compliance of the corporate client. The role of advisors and how they perform their professional responsibilities can also leave an indelible mark on a corporation’s public reputation. Accordingly, advisors should provide advice and support in the best interests of the corporate client as a whole and avoid any actual or appearance of conflict of interest or undue influence of senior management. Such advisors should not provide their professional skills and expertise to enable clients to engage in transactions or corporate practices that are primarily designed for the purpose of obscuring or disguising financial condition or to mislead the market in other material ways. If advisors reasonably understand that their professional engagement and advice is being misused for these purposes, they should seek to bring such matters to the attention of the independent directors.

If advisors are not reasonably satisfied that an appropriate response is forthcoming from the company, they should withdraw from the engagement and, if permitted by the advisor’s applicable rules of professional conduct, they should bring the matter to the attention of the appropriate regulator.

Governance of Companies Domiciled Outside the United States

Investment opportunities are increasingly spread around the globe, and in fact, the modern corporation is increasingly delocalized in its own operations and even its legal organization. Thus, the interplay of different laws, standards, and customary practices must be increasingly considered in evaluating the governance risks posed by any investment. Not every country should—or will—adopt common, “one-size-fits-all” codes of practice. Legal systems will continue to differ. This makes it all the more crucial to identify where differences in practice may lead to a significant departure from what most would agree are desirable corporate governance principles.

As the policy statements of international bodies (e.g., the International Corporate Governance Network, the Organization for Economic Cooperation and Development, and various advisory panels to the European Union) attest, there is widespread and growing agreement on many of the principles of corporate governance. But substantial resistance to certain of them still remains, such as the desirability of a market for corporate control, fair treatment of minority shareholders, and the accountability of directors to shareholders. TIAA-CREF will continue to be an active participant in the dialogue on these matters, meeting regularly with governments, shareholders, managers, regulators and exchange officials.

TIAA-CREF appreciates that our governance initiatives are most effective when taken in conjunction with significant institutions in a company’s country of origin. We also recognize the importance of understanding how other countries’ practices and structures of ownership may operate differently from a U.S. model.

As a concerned and responsible investor, TIAA-CREF votes its shares whenever possible. In accordance with this policy, we have a proxy voting group that is familiar with the voting procedures in every country in which we invest, and custodial arrangements which provide for such voting around the world. We try to identify, address and improve on mechanisms in other markets that produce impediments to effective foreign shareholder voting.

TIAA-CREF believes that it is incumbent upon any major public company, and particularly upon those that avail themselves of international capital markets, to take all reasonable steps to ensure that foreign shareholders can vote knowledgeably on issues of shareholder concern. To this end, we believe that our portfolio companies should:

1. Publish full proxy materials in at least one widely-read international language of importance to their body of foreign shareholders (most often this will be English).

2. Distribute such materials in a timely fashion so that international investors can make informed voting decisions and have sufficient time for the many extra steps normally entailed in voting shares from overseas.

3. Not encumber the voting process with additional requirements and procedures so that it is more difficult for a foreign shareholder to vote shares than for one resident in the country of origin.

4. Seek to ameliorate or eliminate particular practices such as the blocking of shares for a specified time before the shareholders’ meeting, which serve as a deterrent to share voting.

5. Confirm, if possible, that a given shareholders’ vote has been received, and describe how that vote was recorded.

6. Permit qualified institutional investors such as TIAA-CREF to participate in share exchanges and rights offerings on an equal basis with other investors.

Social Responsibility Issues

TIAA-CREF believes that building long-term shareholder value is consistent with directors’ giving careful consideration to issues of social responsibility and the common good. We recognize that efforts to promote good corporate citizenship may serve to enhance a company’s reputation and long-term economic performance, and we encourage boards of both U.S. and international companies to adopt policies and practices that promote corporate citizenship and establish open channels of communication with shareholders, employees, customers, suppliers and the larger community. In particular, we believe that the following concerns should be among the issues that companies address:

  The environmental impact of the corporation’s operations and products.

  Equal employment opportunities for all segments of the population.

  Employee training and development.

  Evaluation of corporate actions to ensure that these actions do not negatively affect the common good of the corporation’s communities and its constituencies.

In developing our proxy voting guidelines for social issues, we seek to balance fiduciary responsibility with a commitment to corporate social responsibility and a belief that companies should be allowed flexibility in dealing with these issues. We will evaluate whether or not a resolution is practical and reasonable when it seeks action on the part of a corporation, and whether or not the shareholder resolution process is the appropriate forum for addressing the issues raised by proponents. We may be sympathetic to the concerns raised by proponents but may not believe that the actions requested of the corporation provide an effective remedy for those issues. In such instances, TIAA-CREF will vote to abstain.

This approach to proxy voting is applied to a wide array of social issues. Our guidelines for voting on some of the more frequent issues are as follows:

Environmental Resolutions

TIAA-CREF generally will support resolutions that request reasonable disclosure about the environmental impact of a corporation’s operations and products. TIAA-CREF generally will not support proposals that would require companies to take highly specific actions or adopt very specific policies aimed at improving the environment. Exceptions may be made in cases where companies have extremely poor environmental records.

Human Rights Resolutions

TIAA-CREF generally will support resolutions that request reasonable reports concerning company activities in countries with records of repression of human rights. TIAA-CREF generally will not support resolutions that would mandate that a company take specific actions (such as withdrawing from a country) for the sole purpose of promoting a particular agenda.

Tobacco-Related Resolutions

TIAA-CREF generally will support proposals that call for increased disclosure about the risks of tobacco use and those that aim to reduce youth access to and use of tobacco products. TIAA-CREF generally will not support proposals that would require investment or divestment of a company’s assets and/or pension funds. We believe that each participant should have the choice of whether or not to invest in an account that uses non-financial criteria for its investment program.

Labor Issues Resolutions

TIAA-CREF generally will support proposals that call for a company to increase the diversity of its workforce and implement non-discrimination policies.

TIAA-CREF will consider on a case-by-case basis proposals concerning labor policies and practices. TIAA-CREF generally will support proposals that include reasonable requests and concern companies or countries where demonstrably egregious repression of human rights is found.

Dialogue Between TIAA-CREF and Companies

TIAA-CREF believes that its policies on corporate governance should be shaped and allowed to evolve in collaboration with the companies in which it invests. Accordingly, we will continue to take the following steps, which have proven valuable in the past:

a)	provide copies of this Policy Statement and subsequent editions to companies in which we invest and suggest that the companies distribute the Statement to all executive officers and directors;
b)	periodically seek suggestions from companies and knowledgeable observers for ways to improve our guidelines and to make them more useful to directors and senior management;
c)	arrange for occasional informal opportunities for company directors, managers, and TIAA- CREF managers to review the guidelines in the Policy Statement; and
d)	send copies of the Policy Statement to other large institutional investors and appropriate organizations, make them available upon request, and publish them for TIAA-CREF participants and participating institutions to review and offer suggestions for change.

We also communicate directly with companies where we perceive shortcomings in governance structure or policies. We engage in confidential discussions with board members and senior executives of the companies to explain our concerns and gain insights to their company. Our aim is to resolve privately any differences we may have. When these discussions fail to persuade us that management is responsive to shareholder interests, we may file shareholder proposals to build support for necessary change.

Appendix

Guidelines for Assessing Compensation Plans

Equity-Based Award Compensation

When voting on equity-based compensation plans, TIAA-CREF will consider the following elements of the plan:

A. Potential Dilution from Stock-Based Plans

Red Flag: Total potential dilution from existing and proposed compensation plans exceeds 15% over duration of plan(s) or 2% in any one year.

Override: Increase threshold to 25% for plans proposed by companies in human-capital-intensive industries in which coverage extends through at least middle management levels. Increase threshold to 20% for firms at the lower range of market equity capitalization.

Comment: The override conditions are each designed to address a specific consideration. The first addresses the needs of human-capital-intensive industries where generous stock-based grants may be necessary to attract and retain personnel and where significant contributions are made by individuals outside the ranks of senior management. The second override addresses the need to provide compensation with sufficient value at lower capitalization firms, since a given level of dilution has a lower economic value in a firm with lower market capitalization.

B. Excessive Run Rate from Actual Grants

Red Flag: In the most recent three years, potential dilution from stock and stock option grants averaged in excess of 2% per year.

Override: Increase threshold to 3% for plans proposed by companies in human-capital-intensive industries.

Comment: The “potential dilution” test described above is a snapshot at a given point in time. That test can miss excessive transfer of stock ownership over time, through stock plans, to executives and employees at companies that repeatedly return to the well for more options. This red flag for excessive run rates is based on actual grants at companies requesting shareholder approval for additional share authorizations for employee stock plans.

C. Reload Options

Red Flag: Proposal provides for granting reload options.

Override: None.

Comment: Reload options are automatically reloaded after exercise at the then-current market price. They enable the individual receiving them to reap the maximum potential benefit from option awards by allowing him or her to lock in increases in stock price that occur over the duration of the option with no attendant risk. This creates an additional divergence of interests between the shareholders and the option recipient, and an open-ended force for the dilution of shareholders’ equity.

D. Evergreen Option Plans

Red Flag: Plan contains an evergreen feature that has no termination date and reserves a specified percentage of the outstanding shares for award each year. Override: None.

E. Option Mega Grants

Red Flag: Option grants that are excessive in relation to other forms of compensation, are out of proportion to compensation of other employees of the corporation, and/or represent excessive earnings transfer opportunities compared to the scale and/or success of the corporation.

F. Option Pricing

Red Flag: Unspecified exercise price or exercise price below 100% of fair market value on the date of the grant. Override: None.

G. Restricted Stock

Red Flag: A plan limited to restricted stock exceeds 3% dilution, or, for an omnibus plan that potentially would allow award of restricted stock exceeding this level, the company has made grants of restricted stock exceeding 1% of outstanding shares over the last three years.

Override: Arguments for higher dilution from restricted stock may be considered on a case-by-case basis for small-cap companies, or as part of a program to reduce dilution related to prior use of stock options.

H. Coverage

Red Flag: Plan is limited to a small number of senior employees. Override: Permits awards to a small number of employees at firms at the lower range of market equity capitalization.

I. Repricing Options

Red Flag: An option plan gives the company the ability to lower the exercise price of options already awarded where the market price of the stock has declined below the original exercise price (“underwater options”).

Override: The company has not repriced options in the past or has excluded senior executives and board members from any repricing and has tied any repricing to a significant reduction in the total number of outstanding options.

Comment: Repricing options after a decline in the stock price undermines the rationale for establishing an option plan in the first place. Repricing gives management a benefit unavailable to shareholders and thereby reduces the alignment of interests between shareholders and management.

J. Excess Discretion

Red Flag: Significant terms of awards — such as coverage, option price, or type of award provided for the proposed plan — are not specified in the proposal. Override: None.

K. Bundling

Red Flag: Vote on executive compensation plan is coupled with vote on one or more unrelated proposals. Override: None.

Fringe Benefits

  Support proposals that require shareholder approval of “golden parachute” severance agreements that exceed IRS guidelines.

  Consider on a case-by-case basis proposals for prior shareholder ratification of all “golden parachute” severance agreements. Voting decisions will depend on the corporate governance profile and prior actions of the company.

  Support proposals to limit additions to supplemental executive retirement plans at the time of executives’ retirement.

PART C

OTHER INFORMATION

Item 29. Financial Statements and Exhibits

(a)	Financial statements.*

     The following Financial Statements for TIAA Separate Account VA-1 (the “Registrant”) are included with Part A (Prospectus) of this Registration Statement:*

Page
Condensed Financial
Information

          The following Financial Statements for the Registrant and Teachers Insurance and Annuity Association of America (“TIAA”) are included with Part B (the Statement of Additional Information) of this Registration Statement:*

Page
(1)	The Registrant – Stock Index Account

Report of Management Responsibility	C-
Report of the Audit Committee	C-
C-
Audited Financial Statements:	C-
Statement of Assets and Liabilities	C-
Statement of Operations	C-
Statements of Changes in Net Assets	C-
Notes to Financial Statements	C-
Report of Independent Registered Public Accounting Firm	C-
Statement of Investments	C-

(2)	TIAA

Report of Management Responsibility	C-
Report of the Audit Committee	C-
Report of Independent Registered Public Accounting Firm	C-
C-
Statutory-Basis Financial Statements:	C-
Balance Sheets	C-
Statements of Operations	C-
Statements of Changes in Capital and Contingency Reserves	C-
Statements of Cash Flows	C-
Notes to Statutory-Basis Financial Statements	C-

(b)	Exhibits:

(1)	Resolution of the Board of Trustees of TIAA establishing the Registrant (1)

(2)	(A) Rules and Regulations of the Registrant (2) (B) Amendment to the Rules and Regulations of the Registrant, adopted as of October 8, 2001. (9)

(3)	Custodial Services Agreement between TIAA and Bankers Trust Company (3)

(4)	Investment Management Agreement by and among TIAA, the Registrant, and Teachers Advisors, Inc. (2)

(5)	(A) Distribution Agreement by and among TIAA, the Registrant, and Teachers Personal Investors Services, Inc. dated September 15, 1994 ("Distribution Agreement") (2)
(B) Amendment dated August 1, 1995 to Distribution Agreement (4)
(C) Amendment dated November 3, 1997 to Distribution Agreement (5)
(D) Amendment dated October 19, 2004 to Distribution Agreement*

(6)	(A) Form of original Teachers Personal Annuity Contract (effective November 1, 1994) (2)
(B) Forms of new Teachers Personal Annuity Contracts(11)
(C) Form of Endorsement to Teachers Personal Annuity Contract (in-force prior to November 1, 1994) (2)

(7)	Form of Application for Teachers Personal Annuity Contract (2)

(8)	(A) Charter of TIAA, as amended(11) (B) Bylaws of TIAA, as amended(11)

(9)	None

(10)	(A) TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds Non-Employee Trustee, and TIAA Separate Account VA-1 Management Committee Member, Long-Term Compensation Plan, as of January 1, 1998, as amended(11)
(B) TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds Non-Employee Trustee, and TIAA Separate Account VA-1 Management Committee Member, Deferred Compensation Plan, as of June 1, 1998, as amended (11)

(11)	(A) Administrative Services Agreement by and between TIAA and the Registrant dated September 15, 1994 ("Administration Agreement") (2)
(B) Amendment dated August 1, 1995 to Administration Agreement (4)
(C) Amendment dated October 19, 2004 to Administration Agreement*

(12)	(A) Opinion and Consent of George W. Madison, Esquire*

(B) Consent of Sutherland Asbill & Brennan LLP*

(13)	Consent of Ernst & Young LLP*

(14)	None

(15)	Seed Money Agreement by and between TIAA and the Registrant (2)

(16)	Schedule of Computation of Performance Information*

(17)	Code of Ethics and Policy Statement on Personal Trading (For the TIAA-CREF Funds and Certain Related Entities)*

*	To be filed by amendment.

(1)	Incorporated by reference to the Exhibit filed electronically with Post-effective Amendment No. 5 to Form N-3 as filed on April 1, 1999 (previously filed in the initial Registration Statement on Form N-3 dated May 18, 1994 (File No. 33-79124)).

(2)	Incorporated by reference to the Exhibit filed herewith electronically with Post-effective Amendment No. 5 to Form N-3 as filed on April 1, 1999 (previously filed in Pre-effective Amendment No. 1 to Form N-3 dated October 7, 1994 (File No. 33-79124).

(3)	Incorporated by reference to the Exhibit filed herewith electronically with Post-effective Amendment No. 5 to Form N-3 as filed on April 1, 1999 (previously filed in Pre-effective Amendment No. 2 to Form N-3 dated October 18, 1994 (File No. 33-79124).

(4)	Previously filed in Post-effective Amendment No. 2 to Form N-3 dated March 26, 1996 (File No. 33-79124) and incorporated herein by reference.

(5)	Previously filed in Post-effective Amendment No. 4 to Form N-3 dated March 27, 1998 (File No. 33-79124) and incorporated herein by reference.

(6)	Previously filed in Post-effective Amendment No. 5 to Form N-3 dated April 1, 1999 (File No. 33-79124) and incorporated herein by reference.

(7)	Previously filed in Post-effective Amendment No. 6 to Form N-3 dated March 30, 2000 (File No. 33-79124) and incorporated herein by reference.

(8)	Previously filed in Post-effective Amendment No. 7 to Form N-3 dated March 29, 2001 (File No. 33-79124) and incorporated herein by reference.

(9)	Previously filed in Post-effective Amendment No. 8 to Form N-3 dated April 1, 2002 (File No. 33-79124) and incorporated herein by reference.

(10)	Previously filed in Post-effective Amendment No. 9 to Form N-3 dated May 1, 2003 (File No. 33-79124) and incorporated herein by reference.

(11)	Previously filed in Post-effective Amendment No. 10 to Form N-3 dated May 1, 2004 (File No. 33-79124) and incorporated herein by reference.

Item 30. Directors and Officers of the Insurance Company

	Positions and Offices	Positions and Offices
Name and Principal Business Address	with Insurance Company	with Registrant

Herbert M. Allison, Jr.	Trustee, Chairman, President	President and Chief
TIAA-CREF	and Chief Executive Officer	Executive Officer
730 Third Avenue
New York, New York 10017-3206

Elizabeth E. Bailey	Trustee
John C. Hower Professor of
Public Policy and Management
The Wharton School
University of Pennsylvania
Suite 3100
Steinberg-Dietrich Hall
Philadelphia, Pennsylvania 19104-6372

Robert C. Clark	Trustee
Distinguished Services Professor
Harvard Law School
Harvard University
Houser Hall 404
1575 Massachusetts Avenue
Cambridge, Massachusetts 02138

Estelle A. Fishbein	Trustee
Vice President and General Counsel Emerita
The Johns Hopkins University
104 Fallscroft Way
Luthersville, Maryland 21093-1706

Marjorie Fine Knowles	Trustee
Professor of Law
Georgia State University
College of Law
P.O. Box 4037
Atlanta, Georgia 30302-4037

Robert M. O'Neil	Trustee
Director
The Thomas Jefferson Center for the
Protection of Free Expression
400 Peter Jefferson Place
Charlottesville, Virginia 22911-8691

	Positions and Offices	Positions and Offices
Name and Principal Business Address	with Insurance Company	with Registrant

Donald K. Peterson	Trustee
Chairman and Chief Executive Officer
Avaya Inc.
211 Mt. Airy Road, Room 3W240
Basking Ridge, New Jersey 07920

Sidney A. Ribeau	Trustee
President, Bowling Green University
McFall Center, Room 220
Bowling Green, OH 43403

Leonard S. Simon	Trustee
Former Vice Chairman
Charter One Financial, Inc.
95 Hupi Road
P.O. Box 538
Monterey, Massachusetts 01245

David F. Swensen	Trustee
Chief Investment Officer
Yale Investments Office
55 Whitney Avenue, Suite 500
New Haven, Connecticut 06510-1300

Ronald L. Thompson	Trustee
Chairman and Chief Executive Officer
Midwest Stamping and Manufacturing Company
3455 Briarfield Road, Suite A
P.O. Box 1120
Maumee, Ohio 43537

Paul R. Tregurtha	Trustee
Chairman and Chief Executive Officer
Mormac Marine Group, Inc. and Moran
Transportation Company, Inc.; Vice Chairman,
Interlake Steamship Company and Lakes
Shipping Company
One Landmark Square, Suite 710
Stamford, Connecticut 06901-2608

Rosalie J. Wolf	Trustee
Managing Partner

	Positions and Offices	Positions and Offices
Name and Principal Business Address	with Insurance Company	with Registrant

Botanica Capital Partners LLC
110 East 59th Street, Suite 2100
New York, New York 10022

Gary Chinery	Vice President	Vice President
TIAA-CREF	and Treasurer	and Treasurer
730 Third Avenue
New York, New York 10017-3206

Scott Budde	Managing Director, Active	Director-Equity Portfolio
TIAA-CREF	Investments	Analysis
730 Third Avenue
New York, New York 10017-3206

Drew J. Collins	Senior Managing	Senior Managing Director
TIAA-CREF	Director, International
730 Third Avenue	Investments
New York, New York 10017-3206

Matthew Daitch	Second Vice President,	Assistant Actuary
TIAA-CREF	Actuarial and Finance
730 Third Avenue
New York, New York 10017-3206

Paul L. Davis	Senior Managing	Senior Managing
TIAA-CREF	Director, Quantitative	Director
730 Third Avenue	Investments
New York, New York 10017-3206

Hans L. Erickson	Senior Managing	Senior Managing
TIAA-CREF	Director, Quantitative	Director
730 Third Avenue	Investments
New York, New York 10017-3206

Scott C. Evans	Executive Vice President,	Executive Vice President,
TIAA-CREF	Chief Investment Officer	Chief Investment Officer
730 Third Avenue
New York, New York 10017-3206

I. Steven Goldstein	Executive Vice President,	Executive Vice President
TIAA-CREF	Public Affairs
730 Third Avenue
New York, New York 10017-3206

	Positions and Offices	Positions and Offices
Name and Principal Business Address	with Insurance Company	with Registrant

Stewart P. Greene	Chief Counsel and Assistant	Chief Counsel, Securities
TIAA-CREF	Secretary	Law and Assistant Secretary
730 Third Avenue
New York, New York 10017-3206

Ira J. Hoch	Executive Vice President,
TIAA-CREF	Facilities and Operations
730 Third Avenue
New York, New York 10017-3206

Abby L. Ingber	Senior Counsel and	Senior Counsel and
TIAA-CREF	Assistant Secretary	Assistant Secretary
730 Third Avenue
New York, New York 10017-3206

E. Laverne Jones	Vice President and
TIAA-CREF	Corporate Secretary
730 Third Avenue
New York, New York 10017-3206

Harry I. Klaristenfeld	Executive Vice President
TIAA-CREF	and Chief Actuary
730 Third Avenue
New York, New York 10017-3206

Susan S. Kozik	Executive Vice President	Executive Vice President
TIAA-CREF	and Chief Technology Officer
730 Third Avenue
New York, New York 10017-3206

Edward J. Leahy	Director, Corporate Tax	Assistant Secretary
TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

Thomas K. Lynch	Second Vice President,	Second Vice President
TIAA-CREF	Investment Reporting
730 Third Avenue
New York, New York 10017-3206

George W. Madison	Executive Vice President	Executive Vice President
TIAA-CREF	and General Counsel	and General Counsel
730 Third Avenue
New York, New York 10017-3206

	Positions and Offices	Positions and Offices
Name and Principal Business Address	with Insurance Company	with Registrant

Erwin W. Martens	Executive Vice President,	Executive Vice President
TIAA-CREF	Risk Management
730 Third Avenue
New York, New York 10017-3206

Gerald K. McCullough	Vice President and Controller	Vice President
TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

Elizabeth A. Monrad	Executive Vice President and	Executive Vice President
TIAA-CREF	Chief Financial Officer
730 Third Avenue
New York, New York 10017-3206

Frances Nolan	Executive Vice	Executive Vice President
TIAA-CREF	President, Client Services
730 Third Avenue
New York, New York 10017-3206

Dermot J. O’Brien	Executive Vice	Executive Vice President
TIAA-CREF	President, Human Resources
730 Third Avenue
New York, New York 10017-3206

Susan Pestrichello	Vice President,
TIAA-CREF	CREF Investment Accounting
730 Third Avenue
New York, New York 10017-3206

Bertram L. Scott	Executive Vice President,	President
TIAA-CREF	Product Management
730 Third Avenue
New York, New York 10017-3206

Christopher F. Semenuk	Managing Director, Co-Account
TIAA-CREF	Manager/CREF
730 Third Avenue
New York, New York 10017-3206

Mark L. Serlen	Senior Counsel and	Senior Counsel and
TIAA-CREF	Assistant Secretary	Assistant Secretary
730 Third Avenue
New York, New York 10017-3206

	Positions and Offices	Positions and Offices
Name and Principal Business Address	with Insurance Company	with Registrant

Lisa Snow	Vice President and General	Vice President and
TIAA-CREF	Counsel, Corporate and Tax	Chief Counsel,
730 Third Avenue	Law	Corporate Law and
New York, New York 10017-3206		Secretary

Robert J. Sohr	Second Vice President
TIAA-CREF	and Director, Securities
730 Third Avenue	Lending/Corporate
New York, New York 10017-3206	Governance

John A. Somers	Head of Fixed Income and Real	Executive Vice President
TIAA-CREF	Estate Investments
730 Third Avenue
New York, New York 10017-3206

Steven I. Traum	Managing Director, Money	Managing Director
TIAA-CREF	Market/ Inflation Linked
730 Third Avenue	Bonds
New York, New York 10017-3206

Susan E. Ulick	Head of Equity Investments
TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

Roger A. Vellekamp	Vice President,	Vice President,
TIAA-CREF	Corporate Tax	Corporate Tax Officer
730 Third Avenue		and Assistant Secretary
New York, New York 10017-3206

Bruce Wallach	Vice President,	Vice President
TIAA-CREF	Corporate Finance
730 Third Avenue
New York, New York 10017-3206

John P. Wesley	Second Vice President	Second Vice President
TIAA-CREF	and Product Manager,
730 Third Avenue	Personal Annuity
New York, New York 10017-3206

Item 31. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

The following companies are subsidiaries of TIAA and are included in the consolidated financial statements of TIAA:

2 LPPA, LLC
485 Properties, LLC
730 Texas Forest Holdings, Inc.
730 Texas Forest Holdings II, Inc.
Ataya Hardwoods, LLC
Bethesda ARC, LLC
Bisys Crossings I, LLC
Boca 10 A & B LLC
Boca 10 C & D LLC
Boca 11 A LLC
Boca 11 B LLC
Boca 11 C & D LLC
Boca 11 E & F LLC
Boca 54 Land Associates LLC
College Credit Trust
CTG & P, LLC
DAN Properties, Inc.
ETC Repackaging, Inc.
GA-Buckhead, L.L.C.
IL-161 Clark Street, L.L.C.
Illinois Teachers Properties, LLC
JV Georgia One, Inc.
JV Minnesota One, Inc.
JV North Carolina One, Inc.
JWL Properties, Inc.
Liberty Place Retail, Inc.
Light St. Partners LLP
M.O.A. Enterprises, Inc.
MOA Investors I, Inc.
NCDC Funding, LLC
ND Properties, Inc.
One Boston Place, LLC
One Boston Place Real Estate Investment Trust
Rouse-Teachers Holding Company
Rouse-Teachers Land Holdings, Inc.
Savannah Teachers Properties, Inc.
Storage Portfolio I, LLC
T114 Properties, Inc.
T-C Sports Co., Inc.
TCAM Core Property Fund GP LLC

TCAM Core Property Fund Operating GP LLC
TCAM Core Property Fund REIT LLC
TCT Holdings, Inc.
T-Investment Properties Corp.
T-Land Corp.
Teachers Advisors, Inc.
Teachers Boca Properties II, Inc.
Teachers Concourse, LLC
Teachers Mayflower, LLC
Teachers Michigan Properties, Inc.
Teachers Pennsylvania Realty, Inc.
Teachers Personal Investors Services, Inc.
Teachers REA, LLC
Teachers REA II, LLC
Teachers REA III, LLC
Teachers West, LLC
Ten Westport I, LLC
Ten Westport II, LLC
TIAA 485 Boca 54 LLC
TIAA 485 Clarendon, LLC
TIAA Advisory Services, LLC
TIAA Bay Isle Key II Member, LLC
TIAA Bay Isle Key II, LLC
TIAA Canada Retail Business Trust
TIAA CMBS I, LLC
TIAA Diamond Investor, LLC
TIAA European Funding Trust
TIAA Financial Services, LLC
TIAA Florida Mall, LLC
TIAA Franklin Square, LLC
TIAA-Fund Equities, Inc.
TIAA Global Markets, Inc.
TIAA Lakepointe, LLC
TIAA Miami International Mall, LLC
TIAA Realty, Inc.
TIAA Realty Capital Management, LLC
TIAA Retail Commercial LLC
TIAA-Shenandoah, LLC
TIAA Stafford-Harrison, LLC
TIAA SF One, LLC
TIAA Timberlands I, LLC
TIAA Timberlands II, LLC
TIAA The Reserve II Member, LLC
TIAA The Reserve II, LLC
| TIAA Tri-State, LLC
TIAA West Town Mall, LLC

TIAA-CREF Enterprises, Inc.
TIAA-CREF Individual & Institutional Services, LLC
TIAA-CREF Investment Management, LLC
TIAA-CREF Life Insurance Company
TIAA-CREF Trust Company, FSB
TIAA-CREF Tuition Financing, Inc.
TREA Rockville, LLC
Twenty Westport I, LLC
Twenty Westport II, LLC
WA-WTC, L.L.C.
WRC Properties, Inc.

Notes

(1):	All subsidiaries are Delaware entities except as follows:
	a)	Maryland entities: Light Street Partners, LLP, Rouse-Teachers Land Holdings, Inc. and One Boston Place Real Estate Investment Trust
	b)	New York entities: College Credit Trust and TIAA-CREF Life Insurance Company
	c)	Pennsylvania non-stock, non-profit corporations: Liberty Place Retail, Inc. Teachers Pennsylvania Realty, Inc.
TIAA-CREF Trust Company, FSB is a Federal Savings Bank
	d)	Rouse-Teachers Holding Company is a Nevada corporation

(2)	ND Properties, Inc. wholly or partially owns interests in four Delaware entities and fourteen foreign entities.

Item 32. Number of Contractowners

     As of December 31, 2004, there were 32,652 contracts in force.

Item 33. Indemnification

     The Registrant shall indemnify each of the members of the Management Committee ("Managers") and officers of the Registrant against all liabilities and expenses, including but not limited to counsel fees, amounts paid in satisfaction of judgments, as fines or penalties, or in compromise or settlement, reasonably incurred in connection with the defense or disposition of any threatened, pending, or completed claim, action, suit, or other proceeding, whether civil, criminal, administrative, or investigative, whether before any court or administrative or legislative body, to which such person may be or may have been subject, while holding office or thereafter, by reason of being or having been such a Manager or officer; provided that such person acted, or failed to act, in good faith and in the reasonable belief that such action was in the best interests of the Separate Account, and, with respect to any criminal action or proceeding, such person had no reasonable cause to believe the conduct was unlawful; and except that no such person shall be indemnified for any liabilities or expenses arising by reason of disabling conduct, whether or not there is an adjudication of liability.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Managers and officers of the Registrant, pursuant to the foregoing provision or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a Manager or officer in the successful defense of any action, suit or proceeding) is asserted by a Manager or officer in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 34. Business and Other Connections of Investment Adviser

     Investment advisory services for the Registrant are provided by Teachers Advisors, Inc. ("Advisors"). In this connection, Advisors is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     The business and other connections of Advisors' officers are listed in Schedules A and D of Form ADV as currently on file with the Commission (File No. 801-46887), the text of which is hereby incorporated by reference.

Item 35. Principal Underwriters

     (a) Teachers Personal Investors Service, Inc. ("TPIS"), acts as principal underwriter for TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds.

     (b) TPIS may be considered the principal underwriter for the Registrant. The officers of TPIS and their positions and offices with TPIS and the Registrant are listed in Schedule A of Form BD as currently on file with the Commission (File No. 8-47051), the text of which is hereby incorporated by reference.

     (c) Not Applicable.

Item 36. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant's home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 750 Third Avenue and 485 Lexington Avenue, both in New York, New York 10017. In addition, certain duplicated records are maintained at Pierce Leahy Archives, 64 Leone Lane, Chester, New York 10918.

Item 37. Management Services

     Not Applicable.

Item 38. Undertakings and Representations

     (a) Not Applicable.

     (b) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (c) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (d) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-3 promptly upon written or oral request.

     (e) TIAA represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA.

SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, TIAA Separate Account VA-1 has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 28th day of February, 2005.

TIAA SEPARATE ACCOUNT VA-1

By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President and Principal
Executive Officer

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bertram L. Scott	Executive Vice President	February 28, 2005
(Principal Executive Officer)
Bertram L. Scott

/s/ Elizabeth A. Monrad	Executive Vice President and Chief	February 28, 2005
Financial Officer (Principal Financial and
Elizabeth A. Monrad	Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*	2/28/05	*	2/28/05

Willard T. Carleton		Bridget A. Macaskill

*	2/28/05	*	2/28/05

Martin J. Gruber		Maceo K. Sloan

*	2/28/05	*	2/28/05

Nancy L. Jacob		Ahmed H. Zewail

*	2/28/05

Bevis Longstreth

* /s/ Stewart P. Greene	2/28/05

Stewart P. Greene
as attorney-in-fact

SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, Teachers Insurance and Annuity Association of America has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 28th day of February, 2005.

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

By:	/s/ Herbert M. Allison, Jr.

Name:	Herbert M. Allison, Jr.
Title:	Chairman, President and Chief Executive
Officer

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Herbert M. Allison, Jr.	Chairman, President and Chief Executive	February 28, 2005
Officer (Principal Executive Officer) and
Herbert M. Allison, Jr.	Trustee

/s/ Elizabeth A. Monrad	Executive Vice President (Principal Financial	February 28, 2005
and Accounting Officer)
Elizabeth A. Monrad

SIGNATURE OF MANAGER	DATE	SIGNATURE OF MANAGER	DATE

/s/ Herbert M. Allison, Jr.	2/28/05	/s/ Sidney A. Ribeau	2/28/05

Herbert M. Allison, Jr.		Sidney A. Ribeau

/s/ Elizabeth E. Bailey	2/28/05	/s/ Leonard S. Simon	2/28/05

Elizabeth E. Bailey		Leonard S. Simon

/s/ Robert C. Clark	2/28/05	/s/ David F. Swensen	2/28/05

Robert C. Clark		David F. Swensen

/s/ Estelle A. Fishbein	2/28/05	/s/ Ronald L. Thompson	2/28/05

Estelle A. Fishbein		Ronald L. Thompson

/s/ Marjorie Fine Knowles	2/28/05	/s/ Paul R. Tregurtha	2/28/05

Majorie Fine Knowles		Paul R. Tregurtha

/s/ Robert M. O’Neil	2/28/05	/s/ Rosalie J. Wolf	2/28/05

Robert M. O’Neil		Rosalie J. Wolf

/s/ Donald K. Peterson	2/28/05

Donald K. Peterson